UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23606

E-Valuators Funds Trust

(Exact name of registrant as specified in charter)

7760 France Avenue South, Suite 925
Bloomington, Minnesota 55437
(Address of principal executive offices) (Zip code)

Kevin R. Miller
7760 France Avenue South, Suite 925
Bloomington, Minnesota 55437
(Name and address of agent for service)

Copies to:

Deborah Bielicke Eades

Vedder Price P.C.

222 North LaSalle Street

Cleveland, Ohio 44115

Registrant’s telephone number, including area code: (888) 507-2798

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

The E-Valuator®
Risk Managed Strategy Funds

ANNUAL REPORT

For the year ended September 30, 2022

THE E-VALUATOR FUNDS

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

This Annual Review and Outlook pertain to the following Funds:

Each E-Valuator RMS (Risk-Managed Strategy) investment functions as an asset management service wrapped inside the structure of an open-end mutual fund. The E-Valuator analytical software is used to select the underlying investments, i.e., mutual funds and exchange-traded funds (ETF's), thereby making these investments a fund-of-funds (FOF).

The E-Valuator RMS funds are diversified, asset allocation funds. Diversification is accomplished by allocating assets across multiple asset classes, i.e., domestic bonds, foreign bonds, domestic stocks, and foreign stocks. The asset allocation for each Fund is regularly adjusted based on a proprietary allocation model that incorporates both technical analysis and fundamental analysis utilizing multiple economic indicators (discussed later) that seeks to maximize income or return while staying within the stated volatility goals for each Fund.

The E-Valuator RMS funds offer 2 classes of shares, i.e., Service shares and R4 shares. The difference between these share classes is the amount of revenue paid to an investment professional directly from the Fund. The Service share class pays zero basis points, 0.00%, to an investment professional, while the R4 share class pays 25 basis points, 0.25%.

Fiscal Year Performance ending September 30, 2022

Below is the performance history for the Service share class of each E-Valuator RMS fund for the fiscal year ending September 30, 2022. Also, the fact sheets for each Fund as of September 30, 2022 have been included with this letter. These fact sheets provide additional performance history along with the important fund level information. Please take a moment to review the information contained on each fact sheet.

	Very Conservative RMS Fund	Conservative RMS Fund	Conserv./Moderate RMS Fund
Equity (stock) Allocation Range:	0% to 15%	15% to 30%	30% to 50%
Fixed Income (bond) Allocation Range:	85% to 100%	70% to 85%	50% to 70%
Fund's FY performance:	-8.23%	-11.19%	-12.94%

	Moderate RMS Fund	Growth RMS Fund	Aggressive Growth RMS Fund
Equity (stock) Allocation Range:	50% to 70%	70% to 85%	85% to 99%
Fixed Income (bond) Allocation Range:	30% to 50%	15% to 30%	1% to 15%
Fund's FY performance:	-15.72%	-17.95%	-19.05%

For comparative purposes, the table below includes the index performance for 4 commonly used asset classes, i.e. bonds, domestic stocks (large and small/mid), and foreign stocks).

Asset Class	Index Name	9-30-22 Fiscal Yr Performance
Fixed Income (bonds)	Bloomberg US Aggregate Bond Index	-16.69%
Domestic, Large Company Stock	S&P 500 Index	-16.76%
Domestic, Small/Mid Company Stock	Russell 2000 Index	-24.48%
Foreign Stock	MSCI EAFE Index	-27.17%

The **Bloomberg US Aggregate Bond Index**, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the US bond market.

The **S&P 500 Index**, or **Standard & Poor's 500 Index**, is a market-capitalization-weighted index of 500 leading publicly traded U.S. companies.

The **Russell 2000 Index** is a market index comprised of 2,000 small-to-mid cap companies domiciled in the United States.

The **MSCI EAFE Index** is a broad market index of stocks located within countries in Europe, Australasia, and the Middle East.

Performance is the result of investment selection, asset allocation, and active management. The E-Valuator software is the backbone to the underlying investment selection, monitoring, and replacement process. The active management component for each E-Valuator RMS Fund involves an ongoing diversified, asset allocation process that maintains a minimum/maximum equity allocation range commensurate to each Fund's volatility goals. Each E-Valuator RMS Fund is actively managed throughout the year based within their respective equity allocation range. Each Fund's performance was driven by the performance of the underlying holdings, as well as the asset allocating / active management throughout the year. One of the most impactful active management moves that impacted the performance of the Funds in this fiscal year was management's decision to adjust the asset allocation in late-January to early-February in anticipation of inflation in Q4-2022. A second impactful active management decision came half way through the fiscal year when more focused was placed on the mitigation of risk by lowering the stock allocation for each Fund to the middle of its Equity Allocation Range.

1

Past performance is no guarantee of future results.

1
ANNUAL REPORT

Fiscal Year Ending 9/30/2022 - Brief Review

Stock and bond markets posted negative results for the fiscal year ending 9-30-22 primarily due to the Federal Reserve's delay in addressing inflation and the excessive expansion of M1 money supply that enabled consumer demand to be sustained at higher than normal levels.

Federal Reserve's delayed action

We expected the Federal Reserve (Fed) would begin addressing the impact of inflation in Q3 2021. As a result, we became defensive with the asset allocation in our Funds in Q2 2021. We expected they would reduce their monthly bond purchases and raise the Federal Reserve Fund's Rate (FRFR) as they had in the past. Unfortunately, they chose to wait until 2022 to take action. As a result, the difference (spread) between the year-over-year (YOY) rate of inflation and the FRFR grew to 8.3% in March, 2022 (largest ever). The gold shading in the top chart below identifies the spread between inflation and the FRFR. The last time this spread exceeded 4% was June, 1980. At that time YOY inflation was 14.4%, while the FRFR was 9.47%, creating a spread of +4.93%. The Fed's reaction was to raise the FRFR to 15.85% over the next 5 months, November, 1980, which helped lower YOY inflation to 12.60%, creating a negative spread of -3.25%. The Fed was able to aggressively raise rates in 1980 because the total US debt at that time was approx. $1 trillion (red shaded area in lower graph), which represented approx. 31% of our GDP (dark line).

As previously mentioned, and identified in the top chart, the spread between the YOY rate of inflation and FRFR exceeded 8.0% for the first time ever in early 2022. YOY inflation in March, 2022 was 8.5% when the FRFR was .20%, creating a +8.3% spread. Unfortunately, the Fed's typical reaction to raise the FRFR to a level higher than the rate of inflation may not be a plausible solution in today's debt heavy environment. US debt in March, 2022 was approx. $31 trillion (red shaded area), which is 123% of our GDP (dark line in red shading). If the Fed was to ultimately raise the FRFR to 9%-10% (beyond the current rate of inflation), the cost to service $31 trillion of debt (interest only) would be the largest line item in the government's discretionary budget.

Inflation minus Federal Reserve Funds Rate
June 1980
Inflation = 14.40%
FRFR = 9.47%
Spread = 4.93%
March 2022
Inflation = 8.50%
FRFR = .20%
Spread = 8.30%
November 1980
Inflation = 12.60%
FRFR = 15.85%
Spread = -3.25%
Spread between Inflation minus FRFR
Inflation data provided by: Bureau of Labor Statistics
Federal Reserve Funds Rate data provided by: Board of Governors of the Federal Reserve System

US Debt & Debt as % of GDP
Total Debt (millions)
Debt % of GDP
November 1980
Total US Debt: ~$1 TRILLION
Debt % of GDP: ~31%
March 2022
Total US Debt: ~$30.8 TRILLION
Debt % of GDP: ~123%
Total US Debt (millions)
Debt % of GDP
Sources: Dept of US Treasury; OMB; St. Louis Fed

Recently, the Fed has been aggressively raising the FRFR in .75% increments in their effort to slow, if not destroy, consumer demand. A rising FRFR will raise mortgage rates, which will ultimately be a drag on the largest sector of our GDP, real estate.

Expansion of M1 money supply

M1 money supply grew from $4.156 trillion in February, 2020 (pre-pandemic) to over $20.16 trillion in September, 2022, representing an expansion of ~500% in approx. 2 1/2 years, as noted in the graph below. M1 is the money supply that includes currency, demand deposits, and other liquid deposits, including savings deposits.

It is our belief this excessive amount of currency played a significant role in driving consumer demand once the economy re-opened post Covid (i.e., stimulus checks, PPP money, etc.) which was a contributing factor toward this inflationary environment. Inflation exists when excess cash stimulates consumer demand for a limited amount goods and services. The combination of uncommon levels of stimulus oriented cash coupled with limited inventory due to supply chain issues was the recipe for this inflationary period.

M1 (WM1NS)
Observation:
2022-10-03: 20,162.8 (+ more)
Updated: Oct 25, 2022
Units:
Billions of Dollars,
Not Seasonally Adjusted
Frequency:
Weekly,
Ending Monday
1Y | 5Y | 10Y | Max
2017-10-03
to
2022-10-03
FRED
M1
Billions of Dollars
Mon, Feb 3, 2020: 4,156.3

2

2
ANNUAL REPORT

Fiscal Year Ending 9/30/2022 - Brief Review (continued)

Three indicators why the stock market may continue to underperform

1. Consumer Sentiment

Consumer Sentiment is trending down. Consumer Sentiment began the fiscal year at its highest level for the fiscal year at 71.7, then proceeded to decline by more than -20% to 50.0 in June, 2022, per the University of Michigan survey.

University of Michigan: Consumer Sentiment (UMCSENT)
Observation:
Sep 2022: 58.6 (+ more)
Updated: Oct 28, 2022
Units:
Index 1966:Q1=100,
Not Seasonally Adjusted
Frequency:
Monthly
1Y | 5Y | 10Y | Max
2021-10-01 to 2022-09-01
FRED
— University of Michigan: Consumer Sentiment
Index 1966:Q1=100
75
70
65
60
55
50
45
Nov 2021
Dec 2021
Jan 2022
Feb 2022
Mar 2022
Apr 2022
May 2022
Jun 2022
Jul 2022
Aug 2022
Sep 2022

Source: fred.stlouisfed.org

2. Interest Rates

Specifically mortgage rates (30-year fixed) have more than doubled from 3.0% in October, 2021 to 6.7% in September, 2022. Typically, rising rates suppresses growth in the housing industry as witnessed by an -18% decline in New Housing Permits. The real estate industry comprises approx. 19%-21% of our GDP (largest sector in the GDP).

30-Year Fixed Rate Mortgage Average in the United States (MORTGAGE30US)
Observation:
2022-09-29: 6.70 (+ more)
Updated: Nov 10, 2022
Units:
Percent,
Not Seasonally Adjusted
Frequency:
Weekly,
Ending Thursday
1Y | 5Y | 10Y | Max
2021-10-01 to 2022-09-30
FRED
— 30-Year Fixed Rate Mortgage Average in the United States
Percent
7.0
6.5
6.0
5.5
5.0
4.5
4.0
3.5
3.0
2.5
2021-11
2021-12
2022-01
2022-02
2022-03
2022-04
2022-05
2022-06
2022-07
2022-08
2022-09

Source: fred.stlouisfed.org

3. Inflation

While the year-over-year (YOY) inflation peaked in June, 2022 at 9.1%, the 2-year cumulative YOY inflation remains consistently over 13% since May, 2022. Plus, the diminished levels of diesel fuel coupled with our need to replenish the depleted level of our Strategic Oil Reserves post mid-term election (lowest since 1980's) will put inflationary pressure on energy costs impacting the transportation, manufacturing, and delivery of consumer goods and materials.

Table of Historical Inflation Rates in Percent (1914-2022)

YEAR	JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC
2021	1.4	1.7	2.6	4.2	5.0	5.4	5.4	5.3	5.4	6.2	6.8	7.0
2022	7.5	7.9	8.5	8.3	8.6	9.1	8.5	8.3	8.2	7.7		
2 Yr. Cumulative	**8.9**	**9.6**	**11.1**	**12.5**	**13.6**	**14.5**	**13.8**	**14.5**	**13.6**	**13.9**		

Source: Bureau of Labor Statistics

3

Past performance is no guarantee of future results.

3
ANNUAL REPORT

Fiscal Year Ending 9/30/2022 - Brief Review (continued)

Three indicators for why the stock market may begin to recover

1. Unemployment Rate

Unemployment remains relatively low at 3.7% which would indicate there is plenty of work to keep the job market strong and keeping consumers (citizens) employed.

Unemployment Rate (UNRATE)
Observation:
Oct 2022: 3.7 (+ more)
Updated: Nov 4, 2022
Units:
Percent,
Seasonally Adjusted
Frequency:
Monthly
1Y | 5Y | 10Y | Max
2021-10-01
to
2022-10-01
FRED
— Unemployment Rate
Percent
4.8
4.6
4.4
4.2
4.0
3.8
3.6
3.4
Nov 2021
Dec 2021
Jan 2022
Feb 2022
Mar 2022
Apr 2022
May 2022
Jun 2022
Jul 2022
Aug 2022
Sep 2022
Oct 2022

Source: fred.stlouisfed.org

2. Manufacturers' New Orders: Consumer Durable Goods

Consumer Durable Goods orders continued to climb throughout the fiscal year increasing by almost 11% YOY, which is a good sign for potential stock market recovery.

Manufacturers' New Orders: Durable Goods (DGORDER)
Observation:
Sep 2022: 274,910 (+ more)
Updated: Nov 3, 2022
Units:
Millions of Dollars,
Seasonally Adjusted
Frequency:
Monthly
1Y | 5Y | 10Y | Max
2021-09-01
to
2022-09-01
FRED
— Manufacturers' New Orders: Durable Goods
Millions of Dollars
276,000
272,000
268,000
264,000
260,000
256,000
252,000
248,000
244,000
Oct 2021
Nov 2021
Dec 2021
Jan 2022
Feb 2022
Mar 2022
Apr 2022
May 2022
Jun 2022
Jul 2022
Aug 2022
Sep 2022

Source: fred.stlouisfed.org

3. Money Supply

There are times when a perceived negative could become a positive. M1 money supply is at the highest level in history, +$20 trillion. This higher than normal level of cash could become a primary source of future deposits into equity markets that may help sustain a long-term recovery in equity markets if/when the recovery begins.

M1 (WM1NS)
Observation:
2022-10-03: 20,162.8 (+ more)
Updated: Oct 25, 2022
Units:
Billions of Dollars,
Not Seasonally Adjusted
Frequency:
Weekly,
Ending Monday
1Y | 5Y | 10Y | Max
2017-10-03
to
2022-10-03
FRED
— M1
Billions of Dollars
22,000
20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
2018-01
2018-07
2019-01
2019-07
2020-01
2020-07
2021-01
2021-07
2022-01
2022-07

Source: fred.stlouisfed.org

4

Past performance is no guarantee of future results.

4
ANNUAL REPORT

Fiscal Year 9-30-2022 Strategy & Execution

In May, 2021 we began reducing the equity allocation inside each Fund to the lower-end of each Fund's respective equity allocation range based on our anticipation the stock market would begin pulling back in late Q3, 2021 to Q4, 2021. We were slightly ahead of this anticipated pullback with some equity market indexes peaking in November, 2021 and others peaking in January, 2022. In Q4, 2021, we initiated the transition of our fixed income allocation into shorter duration, high quality bonds from intermediate term and high yield bonds. In 2022, we significantly minimized our foreign allocations (stocks and bonds) due to concerns over Europe's energy pricing/sustainability due to Russian supply disruption. We overweighted our domestic stock allocation into dividend paying stocks that were selected on a value-based management style. This overall active management contributed to the mitigation of losses in each Fund relative to common equity indexes.

Fiscal year 9-30-2023 Outlook

We anticipate the domestic and foreign stock markets will continue to lag into the first half of 2023 due to the impact from rising interest rates. Through this time period, we will be seeking opportunities to increase our equity allocation during any periodic pullbacks in the equity markets to better position our Funds so they can more fully participate in any market recovery. This may include transitioning some assets from value-based management into growth-based management. We expect to rotate our fixed income allocations from shorter duration, high quality bonds into intermediate and longer maturing bonds when the Fed indicates they are taking a pause on rate hikes and/or when interest rates start declining. We expect our foreign allocations to be impacted by the ongoing strength of the US dollar relative to other currencies as well as interest rate moves from central banks throughout the globe.

We anticipate the supply chain issues will begin to subside by mid-2023 due to a slowdown in consumer demand driven by a rising unemployment rate resulting from hiring freezes, layoffs, and ultimately right-sizing of the employment force. We anticipate the Federal Reserve may need to transition from raising the FRFR to lowering the FRFR in a relatively short period of time primarily due to the fact that it takes an adjustment in the Federal Reserve Funds rate (up or down) anywhere from 4-6 months to work its way through the economy. As a result the Fed could find that it raised rates too high/too fast in a manner similar to what they did in 2000-2001 and 2006-2007.

Topical Outlook

We continually collect and compile economic information from the world's largest money management firms, i.e. JP Morgan, Blackrock, Goldman Sachs, etc., to help formulate our outlook for future allocations. Basically, we capture this highly valued information from thousands of research analysts working inside these firms and compare their notes to obtain a consensus perspective. Below is our outlook for 2023 based on this data.

Corporate Earnings - year-over-year (YOY) corporate earnings are expected to be mixed as corporations continue to struggle with supply chain issues, rising costs for materials, and maintaining the proper staffing alignment.

Unemployment - we anticipate unemployment to increase in some sectors of the economy resulting from rising costs thereby lowering consumer demand.

GDP - we anticipate GDP will struggle to be positive in the first half of 2023.

Inflation - we anticipate inflation will continue to be an issue on economic expansion through the first half of 2023.

Currency - we anticipate the US dollar to weaken with the prospect of transitioning to a gold-backed, digital currency utilizing block chain technology for security purposes.

Fixed Income - we expect the Federal Reserve will continue to raise interest rates in the near term until they recognize they have gone too far due to the 4-6 month lag time for rate changes to impact the economy.

Domestic Equities - we anticipate some level of pullback in the US stock market that will allow for a re-deployment of assets at a better entry level than exists today.

Foreign Equities - Europe's ability to function at normal capacity with an altered amount of Russian energy will be key to the stability of that economy. China's ability to recovery from Covid related work stoppages, geo-political issues with Taiwan, and the threat of a global economic slowdown are 3 drivers that will ultimately impact their markets and economy.

In summary, periods like we are in today provide long-term investors a great opportunity to acquire shares at significantly lower levels. Consider if the stock market was comparable to a department store in that shoppers make some of their best (wisest) purchases when high quality items are being sold 15%-20% below their normal prices. The quality of products and/or services provided by some companies have not diminished by 15%-20%, yet their share price may be lower in today's environment as a result of economic policies and actions that are beyond their control.

5

Past performance is no guarantee of future results.

5
ANNUAL REPORT

General Disclosure: The material in not intended to be relied upon as a forecast, research, or investment advice, and is not a recommendation, offer, or solicitation to buy or sell any securities or to adopt any investment strategy. The opinions expressed are as of November 14, 2022, and may change as subsequent conditions vary. Commentaries contained in this report are provided as a general source of information based on proprietary and non-proprietary sources deemed to be reliable but are not guaranteed to be accurate. This material may contain "forward looking" information that is not purely historical in nature. Such information may include among other things, projections and forecasts. There is no guarantee that any forecasts made will come to pass. Reliance upon information in this material is at the sole discretion of the reader. Every effort has been made to ensure the accuracy of these commentaries at the time of publication, however, accuracy cannot be guaranteed. Market conditions may change and the manager and the Funds accept no responsibility for individual decisions arising from the use of or reliance on the information contained herein. This report does not take into account any investor's particular investment objectives, strategies, tax status or investment horizon.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

RISK DISCLOSURE: There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. CREDIT RISK: The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

www.evaluatorfunds.com

6

6
ANNUAL REPORT

The E-Valuator® Risk Managed Strategy Funds

Very Conservative (0%-15%) RMS Fund

EVVLX | EVVCX **Q3 2022**

Service Class | R4 Class RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	**Very low**
Stock market risk exposure	**Minimal**
Inflation risk exposure	**Significant**
Withdrawal target date	**< 2 years**

Performance[1] as of 9/30/2022

	Average Annual Total Returns					
	QTR	1-YR	3-YR	5-YR	10-YR	Since Inception
EVVLX	**-1.17%**	**-8.23%**	**-0.10%**	**1.30%**	**2.18%**	**2.25%**
EVVCX	**-1.26%**	**-8.63%**	**-0.44%**	**1.02%**	**1.86%**	**1.94%**

Expense Ratio Gross/Net:[3] EVVLX 1.09%/1.00%; EVVCX 1.34%/1.25%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2023 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Top 10 Holdings

- iShares Ultra Short-Term Bond
- PGIM Ultra Short Bond
- DFA Short-Duration Real Return Instl
- Gabelli US Treasury MMkt AAA
- Fidelity Floating Rate High Income
- Franklin Liberty Senior Loan
- T. Rowe Price Instl Floating Rate
- iShares Inflation Hedged Corp Bd
- FlexShares iBoxx 3Yr Target Dur TIPS
- American Funds Bond Fund of Amer F3

Underlying Investments

Morningstar Categories	29
Actively Managed Assets	46%
Passively Managed Assets	54%

Asset Allocation

	Percent
Domestic Large Cap	3.1
Domestic Mid Cap	0.4
Domestic Small Cap	0.1
Foreign Large Cap	0.1
Foreign Sm/Mid Cap	0.1
Bonds	95.2
Money Market	1.0

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide income and secondarily stability of principal.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 85%-100% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Standard Deviation

Goal Range	**1.0% to 3.5%**	
	3-YR	**5-YR**
EVVLX	**7.29%**	**6.12%**
EVVCX	**7.37%**	**6.17%**
Bloomberg Agg Bond	5.36%	4.77%
S&P 500	20.30%	18.07%
Russell 2000	25.47%	22.81%
MSCI EAFE	19.24%	16.77%

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

7
ANNUAL REPORT

Very Conservative (0%-15%) RMS Fund

Portfolio Managers

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $619 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	**EVVLX**	**EVVCX**
CUSIP	**26929K306**	**26929K405**
Inception Date	**2-29-2012**	**2-29-2012**
Minimum Investment	**$10,000**	**$10,000**
Sales Load	**None**	**None**
Redemption Fee	**None**	**None**
Expense Ratio Gross[3]	**1.09%**	**1.34%**
Expense Ratio Net[3]	**1.00%**	**1.25%**
AUM Fund Family	**$619 million**	
Adviser	**Systelligence, LLC**	
Portfolio Manager	**Kevin R. Miller**	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

8
ANNUAL REPORT

The E>valuator® Risk Managed Strategy Funds

Conservative (15%-30%) RMS Fund

EVCLX | EVFCX **Q3 2022**

Service Class | R4 Class RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	Low
Stock market risk exposure	Below Ave.
Inflation risk exposure	Above Ave.
Withdrawal target date	2-4 years

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide income and secondarily growth.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 70%-85% of assets into active and passive Underlying Investments focused on fixed income, with the reminder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Performance[1] as of 9/30/2022

	Average Annual Total Returns					
	QTR	1-YR	3-YR	5-YR	10-YR	Since Inception
EVCLX	-2.10%	-11.19%	0.61%	2.22%	3.80%	3.98%
EVFCX	-2.20%	-11.56%	0.23%	1.92%	3.50%	3.69%

Expense Ratio Gross/Net:[3] EVCLX 0.93%/0.86%; EVFCX 1.19%/1.12%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2023 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Standard Deviation

Goal Range	**2.5% to 5.0%**	
	3-YR	5-YR
EVCLX	**9.61%**	**8.33%**
EVFCX	**9.59%**	**8.31%**
Bloomberg Agg Bond	5.36%	4.77%
S&P 500	20.30%	18.07%
Russell 2000	25.47%	22.81%
MSCI EAFE	19.24%	16.77%

Top 10 Holdings

- iShares Ultra Short-Term Bond
- DFA Short-Duration Real Return Instl
- Gabelli US Treasury MMkt AAA
- Fidelity Floating Rate High Income
- Franklin Liberty Senior Loan
- T. Rowe Price Instl Floating Rate
- iShares Inflation Hedged Corp Bd
- Dodge & Cox Global Bond I
- SPDR Portfolio High Yield Bond
- American Funds American High-Inc F3

Underlying Investments

Morningstar Categories	32
Actively Managed Assets	52%
Passively Managed Assets	48%

Asset Allocation

	Percent
Domestic Large Cap	14.6
Domestic Mid Cap	1.2
Domestic Small Cap	0.7
Foreign Large Cap	2.0
Foreign Sm/Mid Cap	0.3
Bonds	80.2
Money Market	1.0

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

9
ANNUAL REPORT

Conservative (15%-30%) RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $619 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	**EVCLX**	**EVFCX**
CUSIP	**26929K702**	**26929K801**
Inception Date	**2-29-2012**	**2-29-2012**
Minimum Investment	**$10,000**	**$10,000**
Sales Load	**None**	**None**
Redemption Fee	**None**	**None**
Expense Ratio Gross[3]	**0.93%**	**1.19%**
Expense Ratio Net[3]	**0.86%**	**1.12%**
AUM Fund Family	**$619 million**	
Adviser	**Systelligence, LLC**	
Portfolio Manager	**Kevin R. Miller**	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

10
ANNUAL REPORT

The E>valuator® Risk Managed Strategy Funds

Conservative/Moderate (30%-50%) RMS Fund

EVTTX | EVFTX **Q3 2022**

Service Class | R4 Class RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	Moderate
Stock market risk exposure	Below Ave.
Inflation risk exposure	Above Ave.
Withdrawal target date	4-6 years

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide income and secondarily growth.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 50%-70% of assets into active and passive Underlying Investments focused on fixed income, with the reminder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Performance[1] as of 9/30/2022

	Average Annual Total Returns					
	QTR	1-YR	3-YR	5-YR	10-YR	Since Inception
EVTTX	-2.89%	-12.94%	1.17%	1.99%	3.84%	3.72%
EVFTX	-3.04%	-13.30%	0.98%	1.82%	3.47%	3.31%

Expense Ratio Gross/Net:[3] EVTTX 1.10%/1.01%; EVFTX 1.36%/1.26%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2023 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Standard Deviation

Goal Range	4.0% to 6.5%	
	3-YR	5-YR
EVTTX	**12.56%**	**10.94%**
EVFTX	**12.55%**	**10.96%**
Bloomberg Agg Bond	5.36%	4.77%
S&P 500	20.30%	18.07%
Russell 2000	25.47%	22.81%
MSCI EAFE	19.24%	16.77%

Top 10 Holdings

- DFA Short-Duration Real Return Instl
- iShares Ultra Short-Term Bond
- Gabelli US Treasury MMkt AAA
- Schwab US Dividend Equity
- Fidelity Floating Rate High Income
- Franklin Senior Loan
- T. Rowe Price Instl Floating Rate
- SPDR Portfolio High Yield Bond
- American Funds American High-Inc F3
- Dodge & Cox Global Bond I

Underlying Investments

Morningstar Categories	32
Actively Managed Assets	50%
Passively Managed Assets	50%

Asset Allocation

	Percent
Domestic Large Cap	26.7
Domestic Mid Cap	3.6
Domestic Small Cap	1.6
Foreign Large Cap	2.7
Foreign Sm/Mid Cap	0.4
Bonds	64.2
Money Market	0.8

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

11
ANNUAL REPORT

Conservative/Moderate (30%-50%) RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $619 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVTTX	EVFTX
CUSIP	26929K884	26929K876
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	1.10%	1.36%
Expense Ratio Net[3]	1.01%	1.26%
AUM Fund Family	$619 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

12
ANNUAL REPORT

The E>valuator® Risk Managed Strategy Funds

Moderate (50%-70%) RMS Fund

EVMLX | EVFMX — Q3 2022

Service Class | R4 Class — RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	Acceptable
Stock market risk exposure	Average
Inflation risk exposure	Average
Withdrawal target date	6-9 years

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide principal growth and income.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 30%-50% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Performance[1] as of 9/30/2022

	Average Annual Total Returns					
	QTR	1-YR	3-YR	5-YR	10-YR	Since Inception
EVMLX	-4.22%	-15.72%	1.88%	3.23%	5.73%	5.86%
EVFMX	-4.22%	-16.00%	1.56%	2.94%	5.41%	5.58%

Expense Ratio Gross/Net:[3] EVMLX 0.91%/0.84%; EVFMX 1.17%/1.10%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2023 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Standard Deviation

Goal Range	5.5% to 8.5%	
	3-YR	5-YR
EVMLX	**15.09%**	**13.42%**
EVFMX	**15.10%**	**13.42%**
Bloomberg Agg Bond	5.36%	4.77%
S&P 500	20.30%	18.07%
Russell 2000	25.47%	22.81%
MSCI EAFE	19.24%	16.77%

Top 10 Holdings

- DFA Short-Duration Real Return Instl
- Schwab US Dividend Equity
- Gabelli US Treasury MMkt AAA
- Vanguard Value
- Vanguard Windsor Admiral
- American Funds American High-Inc F3
- Invesco S&P 500 GARP
- Schwab S&P 500 Index
- JPMorgan Divers Ret US Mid Cp Eq
- Fidelity Floating Rate High Income

Underlying Investments

Morningstar Categories	32
Actively Managed Assets	50%
Passively Managed Assets	50%

Asset Allocation

	Percent
Domestic Large Cap	38.8
Domestic Mid Cap	5.8
Domestic Small Cap	3.5
Foreign Large Cap	6.2
Foreign Sm/Mid Cap	0.8
Bonds	44.4
Money Market	0.5

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

13
ANNUAL REPORT

Moderate (50%-70%) RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012. He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $619 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	**EVMLX**	**EVFMX**
CUSIP	**26929K108**	**26929K207**
Inception Date	**2-29-2012**	**2-29-2012**
Minimum Investment	**$10,000**	**$10,000**
Sales Load	**None**	**None**
Redemption Fee	**None**	**None**
Expense Ratio Gross[3]	**0.91%**	**1.17%**
Expense Ratio Net[3]	**0.84%**	**1.10%**
AUM Fund Family	**$619 million**	
Adviser	**Systelligence, LLC**	
Portfolio Manager	**Kevin R. Miller**	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

14
ANNUAL REPORT

The E>valuator® Risk Managed Strategy Funds

Growth (70%-85%) RMS Fund

EVGLX | EVGRX **Q3 2022**

Service Class | R4 Class — RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	High
Stock market risk exposure	Above Ave.
Inflation risk exposure	Below Ave.
Withdrawal target date	9-12 years

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective long-term growth and and secondarily current income.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 15%-30% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Performance[1] as of 9/30/2022

	Average Annual Total Returns					
	QTR	1-YR	3-YR	5-YR	10-YR	Since Inception
EVGLX	-5.22%	-17.95%	2.98%	3.80%	7.06%	7.12%
EVGRX	-5.28%	-18.24%	2.66%	3.49%	6.71%	6.78%

Expense Ratio Gross/Net:[3] EVGLX 0.91%/0.84%; EVGRX 1.17%/1.10%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2023 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Standard Deviation

Goal Range	8.0% to 11%	
	3-YR	5-YR
EVGLX	**17.19%**	**15.39%**
EVGRX	**17.22%**	**15.41%**
Bloomberg Agg Bond	5.36%	4.77%
S&P 500	20.30%	18.07%
Russell 2000	25.47%	22.81%
MSCI EAFE	19.24%	16.77%

Top 10 Holdings

- Schwab US Dividend Equity
- Vanguard Value
- Vanguard Windsor Admiral
- JPMorgan Divers Ret US Mid Cp Eq
- Gabelli US Treasury MMkt AAA
- Schwab S&P 500 Index
- Invesco S&P 500 GARP
- TIAA-CREF Large-Cap Gr Idx Instl
- Schwab Fundamental US Large Company
- Schwab US Large-Cap Growth

Underlying Investments

Morningstar Categories	31
Actively Managed Assets	43%
Passively Managed Assets	57%

Asset Allocation

	Percent
Domestic Large Cap	52.5
Domestic Mid Cap	7.9
Domestic Small Cap	5.0
Foreign Large Cap	7.3
Foreign Sm/Mid Cap	1.1
Bonds	25.7
Money Market	0.5

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

15
ANNUAL REPORT

Growth (70%-85%) RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $619 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVGLX	EVGRX
CUSIP	26929K868	26929K850
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	0.91%	1.17%
Expense Ratio Net[3]	0.84%	1.10%
AUM Fund Family	$619 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

16
ANNUAL REPORT

Aggressive Growth (85%-99%) RMS Fund

EVAGX | EVFGX **Q3 2022**

Service Class | R4 Class RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	**Very high**
Stock market risk exposure	**Significant**
Inflation risk exposure	**Minimal**
Withdrawal target date	**> 12 years**

Performance[1] as of 9/30/2022

	Average Annual Total Returns					
	QTR	1-YR	3-YR	5-YR	10-YR	Since Inception
EVAGX	-5.98%	-19.05%	3.43%	3.81%	7.40%	7.20%
EVFGX	-6.01%	-19.34%	3.08%	3.49%	6.97%	6.75%

Expense Ratio Gross/Net:[3] EVAGX 0.93%/0.86%; EVFGX 1.19%/1.12%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2023 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Top 10 Holdings

- Schwab US Dividend Equity
- Vanguard Windsor Admiral
- Vanguard Value
- Invesco S&P 500 GARP
- Schwab S&P 500 Index
- DFA US Large Company I
- Schwab Fundamental US Large Company
- JPMorgan Divers Ret US Mid Cp Eq
- SPDR Russell 1000 Yield Focus
- Gabelli US Treasury MMkt AAA

Underlying Investments

Morningstar Categories	31
Actively Managed Assets	40%
Passively Managed Assets	60%

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective long-term total return through principal appreciation and secondarily current income.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 1%-15% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Standard Deviation

Goal Range	**9.5% to 13.5%**	
	3-YR	**5-YR**
EVAGX	**18.95%**	**17.05%**
EVFGX	**18.92%**	**17.03%**
Bloomberg Agg Bond	5.36%	4.77%
S&P 500	20.30%	18.07%
Russell 2000	25.47%	22.81%
MSCI EAFE	19.24%	16.77%

Asset Allocation

	Percent
Domestic Large Cap	63.8
Domestic Mid Cap	9.4
Domestic Small Cap	5.6
Foreign Large Cap	8.5
Foreign Sm/Mid Cap	1.4
Bonds	10.8
Money Market	0.5

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

17
ANNUAL REPORT

Aggressive Growth (85%-99%) RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $619 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	**EVAGX**	**EVFGX**
CUSIP	**26929K504**	**26929K603**
Inception Date	**2-29-2012**	**2-29-2012**
Minimum Investment	**$10,000**	**$10,000**
Sales Load	**None**	**None**
Redemption Fee	**None**	**None**
Expense Ratio Gross[3]	**0.93%**	**1.19%**
Expense Ratio Net[3]	**0.86%**	**1.12%**
AUM Fund Family	**$619 million**	
Adviser	**Systelligence, LLC**	
Portfolio Manager	**Kevin R. Miller**	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

18
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

COMPARISON OF $10,000 INVESTMENT IN

THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND

SERVICE CLASS SHARES VS.

THE BLOOMBERG BARCLAYS US AGGREGATE BOND INDEX

AS OF SEPTEMBER 30, 2022 (unaudited)

Past performance is not predictive of future performance

	Total Return	Average Annual Return

	One Year Ended 9/30/2022	5 Years Ended 9/30/2022	10 Years Ended 9/30/2022*

The E-Valuator Very Conservative (0%-15%) RMS Fund- Service:	-8.23%	1.30%	2.18%
The E-Valuator Very Conservative (0%-15%) RMS Fund- R4:	-8.63%	1.02%	1.86%
Bloomberg US Aggregate Bond Index:	-14.60%	-0.27%	0.89%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The Bloomberg US Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

19
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2022

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 47.1%
	AGGREGATE BOND — 14.9%
70,262	BlackRock Ultra Short-Term Bond	$3,513,803

	CORPORATE — 25.9%
52,397	Franklin Senior Loan ETF	1,205,912
36,982	iShares Inflation Hedged Corporate Bond ETF	892,446
1,827	iShares JP Morgan EM Corporate Bond ETF	75,491
65,153	PGIM Ultra Short Bond ETF	3,197,709
23,784	SPDR Portfolio High Yield Bond ETF	518,967
3,097	Vanguard Intermediate-Term Corporate Bond ETF	234,381
		6,124,906
	EMERGING MARKETS — 0.0%
94	Columbia EM Core ex-China ETF	2,204

	EMERGING MARKETS BOND — 0.8%
7,827	Invesco BulletShares 2024 USD Emerging Markets Debt ETF	185,984

	GLOBAL — 0.0%
112	iShares Global 100 ETF	6,666

	INFLATION PROTECTED — 3.0%
30,027	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	702,031

	INTERNATIONAL — 0.1%
87	Schwab Fundamental International Large Co. Index ETF	2,188
115	SPDR Portfolio Developed World ex-US ETF	2,967
63	Vanguard FTSE All World ex-US Small-Cap ETF	5,847
165	Vanguard FTSE Developed Markets ETF	6,000
78	WisdomTree Global ex-US Quality Dividend Growth Fund	2,144
		19,146
	LARGE-CAP — 1.1%
769	Franklin U.S. Core Dividend Tilt Index ETF	21,909
76	Invesco QQQ Trust Series 1	20,312
239	Invesco Russell 1000 Equal Weight ETF	8,829
612	Invesco S&P 500 GARP ETF	45,796
655	Schwab Fundamental U.S. Large Co. Index ETF	31,283
718	Schwab U.S. Dividend Equity ETF	47,697
360	Schwab U.S. Large-Cap Growth ETF	20,091
338	SPDR Russell 1000 Yield Focus ETF	28,162
353	Vanguard Value ETF	43,588
		267,667
	MID-CAP — 0.3%
124	Invesco S&P MidCap 400 Pure Value ETF	9,885

20
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	MID-CAP (Continued)
424	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	$32,396
121	Vanguard Mid-Cap Growth ETF	20,636
		62,917
	PRECIOUS METALS — 1.0%
7,958	abrdn Silver ETF Trust*	145,393
3,017	iShares Gold Trust*	95,126
		240,519
	SMALL-CAP — 0.0%
86	Dimensional U.S. Small Cap ETF	4,001
112	JPMorgan Diversified Return U.S. Small Cap Equity ETF	3,962
		7,963
	Total Exchange-Traded Funds
	(Cost $11,706,824)	11,133,806
	EXCHANGE-TRADED NOTES — 0.3%
	INDUSTRIAL METALS — 0.3%
3,827	iPath Series B Bloomberg Copper Subindex Total Return ETN*1	64,982
	Total Exchange-Traded Notes
	(Cost $80,175)	64,982

	MUTUAL FUNDS — 44.6%
	AGGREGATE BOND — 7.9%
21,034	Allspring Core Plus Bond Fund - Class R6	232,214
57,992	Bond Fund of America - Class F-3	651,247
49,481	Federated Hermes Total Return Bond Fund - Class R6	465,615
29,496	Vanguard Core Bond Fund, Admiral Shares	522,677
		1,871,753
	BANK LOANS — 13.5%
99,366	Credit Suisse Floating Rate High Income Fund - Class I	612,095
151,872	Fidelity Advisor Floating Rate High Income Fund	1,351,665
135,044	T Rowe Price Institutional Floating Rate Fund - Institutional Class	1,226,198
		3,189,958
	BLEND LARGE CAP — 0.4%
1,226	DFA U.S. Large Co. Portfolio - Class Institutional	31,254
366	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	10,176
751	Schwab S&P 500 Index Fund - Class Select	41,689
		83,119
	EMERGING MARKET STOCK — 0.0%
36	New World Fund, Inc. - Class F-3	2,191

21
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	EMERGING MARKETS BOND — 0.7%
8,485	Vanguard Emerging Markets Bond Fund, Admiral Shares	$172,496

	FOREIGN AGGREGATE BOND — 16.1%
48,594	American Funds Strategic Bond Fund - Class F-3	464,074
286,116	DFA Short Duration Real Return Portfolio - Class Institutional	2,872,603
47,428	Dodge & Cox Global Bond Fund - Class I	464,792
		3,801,469
	FOREIGN BLEND — 0.0%
294	Dimensional Global Equity Portfolio - Class Institutional	7,193

	FOREIGN VALUE — 0.0%
417	DFA International Value Portfolio - Class Institutional	6,283

	GROWTH BROAD MARKET — 0.0%
181	New Perspective Fund - Class R-6	8,225

	GROWTH LARGE CAP — 0.1%
761	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	30,499

	GROWTH SMALL CAP — 0.0%
42	Vanguard Explorer Fund, Admiral Shares	3,585

	HIGH YIELD BOND — 2.7%
14,302	AB High Yield Portfolio - Class Advisor	115,277
58,949	American High-Income Trust - Class F-3	522,286
		637,563
	INFLATION PROTECTED — 3.0%
34,284	AB Bond Inflation Strategy Portfolio - Class Advisor	349,694
30,240	Lord Abbett Inflation Focused Fund - Class F	346,248
		695,942
	VALUE LARGE CAP — 0.2%
609	Vanguard Windsor Fund, Admiral Shares	42,091

	VALUE MID CAP — 0.0%
250	DFA U.S. Targeted Value Portfolio - Class Institutional	6,331
	Total Mutual Funds
	(Cost $11,417,564)	10,558,698

	MONEY MARKET FUNDS — 8.0%
1,669,497	Gabelli U.S. Treasury Money Market Fund - Class AAA, 2.52%[2]	1,669,497

22
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)
220,842	Goldman Sachs Financial Square Government Fund - Institutional Class, 2.88%[2]	$220,842
	Money Market Funds
	(Cost $1,890,339)	1,890,339
	TOTAL INVESTMENTS — 100.0%
	(Cost $25,094,902)	23,647,825
	Liabilities in Excess of Other Assets — (0.0)%	(9,689)
	TOTAL NET ASSETS — 100.0%	$23,638,136

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of September 30, 2022.

See Notes to Financial Statements

23
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SUMMARY OF INVESTMENTS

As of September 30, 2022

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Foreign Aggregate Bond	16.1%
Bank Loans	13.5%
Aggregate Bond	7.9%
Inflation Protected	3.0%
High Yield Bond	2.7%
Emerging Markets Bond	0.7%
Blend Large Cap	0.4%
Value Large Cap	0.2%
Growth Large Cap	0.1%
Growth Broad Market	0.0%
Foreign Blend	0.0%
Value Mid Cap	0.0%
Foreign Value	0.0%
Growth Small Cap	0.0%
Emerging Market Stock	0.0%
Total Mutual Funds	44.6%
Exchange-Traded Funds
Corporate	25.9%
Aggregate Bond	14.9%
Inflation Protected	3.0%
Large-cap	1.1%
Precious Metals	1.0%
Emerging Markets Bond	0.8%
Mid-cap	0.3%
International	0.1%
Small-cap	0.0%
Global	0.0%
Emerging Markets	0.0%
Total Exchange-Traded Funds	47.1%
Exchange-Traded Notes
Industrial Metals	0.3%
Money Market Funds	8.0%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

24
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

COMPARISON OF $10,000 INVESTMENT IN

THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND

SERVICE CLASS SHARES VS.

THE BLOOMBERG BARCLAYS US AGGREGATE BOND INDEX

AS OF SEPTEMBER 30, 2022 (unaudited)

Past performance is not predictive of future performance

	Total Return	Average Annual Return

	One Year Ended 9/30/2022	5 Years Ended 9/30/2022	10 Years Ended 9/30/2022*

The E-Valuator Conservative (15%-30%) RMS Fund- Service:	-11.19%	2.22%	3.80%
The E-Valuator Conservative (15%-30%) RMS Fund- R4:	-11.56%	1.92%	3.50%
Bloomberg US Aggregate Bond Index:	-14.60%	-0.27%	0.89%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The Bloomberg US Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

25
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2022

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 40.4%
	AGGREGATE BOND — 12.6%
142,041	BlackRock Ultra Short-Term Bond	$7,103,470

	CORPORATE — 13.2%
112,934	Franklin Senior Loan ETF	2,599,165
88,561	iShares Inflation Hedged Corporate Bond ETF	2,137,145
13,473	iShares JP Morgan EM Corporate Bond ETF	556,704
70,796	SPDR Portfolio High Yield Bond ETF	1,544,769
7,390	Vanguard Intermediate-Term Corporate Bond ETF	559,275
		7,397,058
	EMERGING MARKETS — 0.4%
3,380	Columbia EM Core ex-China ETF	79,260
3,797	Invesco S&P Emerging Markets Low Volatility ETF	79,699
2,140	Vanguard FTSE Emerging Markets ETF	78,089
		237,048
	EMERGING MARKETS BOND — 1.0%
23,998	Invesco BulletShares 2024 USD Emerging Markets Debt ETF	570,236

	GLOBAL — 0.2%
1,768	iShares Global 100 ETF	105,231

	INFLATION PROTECTED — 2.0%
47,757	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	1,116,559

	INTERNATIONAL — 1.1%
1,248	Cambria Foreign Shareholder Yield ETF	25,474
1,987	iShares MSCI International Small-Cap Multifactor ETF	52,000
5,247	Schwab Fundamental International Large Co. Index ETF	131,962
5,106	SPDR Portfolio Developed World ex-US ETF	131,735
542	Vanguard FTSE All World ex-US Small-Cap ETF	50,303
3,613	Vanguard FTSE Developed Markets ETF	131,368
2,763	WisdomTree Global ex-US Quality Dividend Growth Fund	75,955
		598,797
	LARGE-CAP — 6.3%
6,427	Franklin U.S. Core Dividend Tilt Index ETF	183,105
545	Invesco QQQ Trust Series 1	145,657
1,348	Invesco Russell 1000 Equal Weight ETF	49,795
6,912	Invesco S&P 500 GARP ETF	517,225
2,275	Schwab Fundamental U.S. Large Co. Index ETF	108,654
15,674	Schwab U.S. Dividend Equity ETF	1,041,224
12,200	Schwab U.S. Large-Cap Growth ETF	680,882
3,079	SPDR Russell 1000 Yield Focus ETF	256,542

26
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
4,315	Vanguard Value ETF	$532,816
		3,515,900
	MID-CAP — 0.6%
1,236	Invesco S&P MidCap 400 Pure Value ETF	98,534
362	Invesco S&P MidCap Momentum ETF	25,257
2,438	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	186,278
289	Vanguard Mid-Cap Growth ETF	49,286
		359,355
	PRECIOUS METALS — 2.3%
41,076	abrdn Silver ETF Trust*	750,458
17,515	iShares Gold Trust*	552,248
		1,302,706
	SMALL-CAP — 0.3%
2,385	Dimensional U.S. Small Cap ETF	110,950
1,499	JPMorgan Diversified Return U.S. Small Cap Equity ETF	53,035
		163,985
	THEMATIC — 0.4%
9,080	Global X U.S. Infrastructure Development ETF	209,385
	Total Exchange-Traded Funds
	(Cost $25,153,612)	22,679,730
	EXCHANGE-TRADED NOTES — 1.0%
	INDUSTRIAL METALS — 1.0%
32,605	iPath Series B Bloomberg Copper Subindex Total Return ETN*1	553,633
	Total Exchange-Traded Notes
	(Cost $735,964)	553,633

	MUTUAL FUNDS — 50.5%
	AGGREGATE BOND — 7.0%
25,602	Allspring Core Plus Bond Fund - Class R6	282,645
100,064	Bond Fund of America - Class F-3	1,123,722
120,436	Federated Hermes Total Return Bond Fund - Class R6	1,133,307
21,456	John Hancock Bond Trust - Class R6	283,010
63,664	Vanguard Core Bond Fund, Admiral Shares	1,128,135
		3,950,819
	BANK LOANS — 12.7%
236,711	Credit Suisse Floating Rate High Income Fund - Class I	1,458,140
344,348	Fidelity Advisor Floating Rate High Income Fund	3,064,698
288,775	T Rowe Price Institutional Floating Rate Fund - Institutional Class	2,622,080
		7,144,918

27
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 2.3%
16,128	DFA U.S. Large Co. Portfolio - Class Institutional	$411,104
3,797	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	105,454
14,160	Schwab S&P 500 Index Fund - Class Select	786,317
		1,302,875
	EMERGING MARKET STOCK — 0.2%
1,310	New World Fund, Inc. - Class F-3	80,120

	EMERGING MARKETS BOND — 1.0%
26,775	Vanguard Emerging Markets Bond Fund, Admiral Shares	544,327

	FOREIGN AGGREGATE BOND — 17.2%
115,929	American Funds Strategic Bond Fund - Class F-3	1,107,126
682,474	DFA Short Duration Real Return Portfolio - Class Institutional	6,852,034
174,073	Dodge & Cox Global Bond Fund - Class I	1,705,912
		9,665,072
	FOREIGN BLEND — 0.3%
5,384	Dimensional Global Equity Portfolio - Class Institutional	131,703
1,169	Rainier International Discovery Series - Class Z	23,090
		154,793
	FOREIGN GOVERNMENT BOND — 0.0%
—[2]	DFA World ex U.S. Government Fixed Income Portfolio - Class Institutional	—[3]

	FOREIGN VALUE — 0.2%
8,726	DFA International Value Portfolio - Class Institutional	131,406

	GROWTH BROAD MARKET — 0.1%
1,656	New Perspective Fund - Class R-6	75,448

	GROWTH LARGE CAP — 1.0%
13,913	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	557,763

	GROWTH SMALL CAP — 0.1%
558	Hood River Small-Cap Growth Fund - Class Retirement	26,334
586	Vanguard Explorer Fund, Admiral Shares	50,175
		76,509
	HIGH YIELD BOND — 3.3%
36,876	AB High Yield Portfolio - Class Advisor	297,219
176,328	American High-Income Trust - Class F-3	1,562,264
		1,859,483
	INFLATION PROTECTED — 4.0%
109,053	AB Bond Inflation Strategy Portfolio - Class Advisor	1,112,336

28
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	INFLATION PROTECTED (Continued)
98,123	Lord Abbett Inflation Focused Fund - Class F	$1,123,508
		2,235,844
	VALUE LARGE CAP — 1.0%
7,656	Vanguard Windsor Fund, Admiral Shares	528,718

	VALUE MID CAP — 0.1%
2,011	DFA U.S. Targeted Value Portfolio - Class Institutional	50,907
	Total Mutual Funds
	(Cost $31,419,380)	28,359,002
	MONEY MARKET FUNDS — 8.1%
4,447,448	Gabelli U.S. Treasury Money Market Fund - Class AAA, 2.52%[4]	4,447,448
95,528	Goldman Sachs Financial Square Government Fund - Institutional Class, 2.88%[4]	95,528
	Money Market Funds
	(Cost $4,542,976)	4,542,976
	TOTAL INVESTMENTS — 100.0%
	(Cost $61,851,932)	56,135,341
	Liabilities in Excess of Other Assets — (0.0)%	(23,307)
	TOTAL NET ASSETS — 100.0%	$56,112,034

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Amount represents less than 0.5 shares.
[3]Amount represents less than $0.50.
[4]Effective 7 day yield as of September 30, 2022.

See Notes to Financial Statements

29
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SUMMARY OF INVESTMENTS

As of September 30, 2022

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Foreign Aggregate Bond	17.2%
Bank Loans	12.7%
Aggregate Bond	7.0%
Inflation Protected	4.0%
High Yield Bond	3.3%
Blend Large Cap	2.3%
Growth Large Cap	1.0%
Emerging Markets Bond	1.0%
Value Large Cap	1.0%
Foreign Blend	0.3%
Foreign Value	0.2%
Emerging Market Stock	0.2%
Growth Small Cap	0.1%
Growth Broad Market	0.1%
Value Mid Cap	0.1%
Foreign Government Bond	0.0%
Total Mutual Funds	50.5%
Exchange-Traded Funds
Corporate	13.2%
Aggregate Bond	12.6%
Large-cap	6.3%
Precious Metals	2.3%
Inflation Protected	2.0%
International	1.1%
Emerging Markets Bond	1.0%
Mid-cap	0.6%
Emerging Markets	0.4%
Thematic	0.4%
Small-cap	0.3%
Global	0.2%
Total Exchange-Traded Funds	40.4%
Exchange-Traded Notes
Industrial Metals	1.0%
Money Market Funds	8.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

30
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

COMPARISON OF $10,000 INVESTMENT IN

THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND

SERVICE CLASS SHARES VS. THE S&P 500® INDEX

AS OF SEPTEMBER 30, 2022 (UNAUDITED)

Past performance is not predictive of future performance

	Total Return	Average Annual Return

	One Year Ended 9/30/2022	5 Years Ended 9/30/2022	10 Years Ended 9/30/2022*

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund- Service:	-12.94%	1.99%	3.84%
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund- R4:	-13.30%	1.82%	3.47%
S&P 500® Index:	-15.47%	9.24%	11.70%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

31
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2022

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 45.4%
	AGGREGATE BOND — 9.2%
47,050	BlackRock Ultra Short-Term Bond	$2,352,970

	CORPORATE — 11.0%
44,368	Franklin Senior Loan ETF	1,021,125
26,510	iShares Inflation Hedged Corporate Bond ETF	639,737
6,617	iShares JP Morgan EM Corporate Bond ETF	273,414
35,019	SPDR Portfolio High Yield Bond ETF	764,115
1,709	Vanguard Intermediate-Term Corporate Bond ETF	129,337
		2,827,728
	EMERGING MARKETS — 0.5%
1,631	Columbia EM Core ex-China ETF	38,247
1,756	Invesco S&P Emerging Markets Low Volatility ETF	36,858
990	Vanguard FTSE Emerging Markets ETF	36,125
		111,230
	EMERGING MARKETS BOND — 1.0%
11,113	Invesco BulletShares 2024 USD Emerging Markets Debt ETF	264,065

	GLOBAL — 0.3%
1,226	iShares Global 100 ETF	72,972

	INFLATION PROTECTED — 1.5%
16,572	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	387,453

	INTERNATIONAL — 1.5%
1,056	Cambria Foreign Shareholder Yield ETF	21,555
919	iShares MSCI International Small-Cap Multifactor ETF	24,050
3,322	Schwab Fundamental International Large Co. Index ETF	83,548
3,704	SPDR Portfolio Developed World ex-US ETF	95,563
239	Vanguard FTSE All World ex-US Small-Cap ETF	22,182
2,622	Vanguard FTSE Developed Markets ETF	95,336
1,743	WisdomTree Global ex-US Quality Dividend Growth Fund	47,915
		390,149
	LARGE-CAP — 13.7%
4,248	Franklin U.S. Core Dividend Tilt Index ETF	121,026
171	Invesco QQQ Trust Series 1	45,701
1,631	Invesco Russell 1000 Equal Weight ETF	60,249
7,525	Invesco S&P 500 GARP ETF	563,096
4,180	Schwab Fundamental U.S. Large Co. Index ETF	199,637
14,504	Schwab U.S. Dividend Equity ETF	963,501
12,173	Schwab U.S. Large-Cap Growth ETF	679,375
3,976	SPDR Russell 1000 Yield Focus ETF	331,280

32
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
4,512	Vanguard Value ETF	$557,142
		3,521,007
	MID-CAP — 2.6%
2,081	Invesco S&P MidCap 400 Pure Value ETF	165,898
351	Invesco S&P MidCap Momentum ETF	24,489
4,929	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	376,605
545	Vanguard Mid-Cap Growth ETF	92,944
		659,936
	PRECIOUS METALS — 3.1%
22,118	abrdn Silver ETF Trust*	404,096
12,532	iShares Gold Trust*	395,134
		799,230
	SMALL-CAP — 0.6%
1,406	Dimensional U.S. Small Cap ETF	65,407
2,518	JPMorgan Diversified Return U.S. Small Cap Equity ETF	89,087
		154,494
	THEMATIC — 0.4%
4,358	Global X U.S. Infrastructure Development ETF	100,495

	Total Exchange-Traded Funds
	(Cost $13,297,288)	11,641,729
	EXCHANGE-TRADED NOTES — 1.4%
	INDUSTRIAL METALS — 1.4%
20,831	iPath Series B Bloomberg Copper Subindex Total Return ETN*1	353,710
	Total Exchange-Traded Notes
	(Cost $461,746)	353,710

	MUTUAL FUNDS — 48.0%
	AGGREGATE BOND — 8.1%
12,362	Allspring Core Plus Bond Fund - Class R6	136,477
56,716	Bond Fund of America - Class F-3	636,925
54,611	Federated Hermes Total Return Bond Fund - Class R6	513,894
10,284	John Hancock Bond Trust - Class R6	135,643
36,794	Vanguard Core Bond Fund, Admiral Shares	651,995
		2,074,934
	BANK LOANS — 9.8%
80,586	Credit Suisse Floating Rate High Income Fund - Class I	496,409
111,316	Fidelity Advisor Floating Rate High Income Fund	990,715
113,948	T Rowe Price Institutional Floating Rate Fund - Institutional Class	1,034,647
		2,521,771

33
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 4.2%
19,314	DFA U.S. Large Co. Portfolio - Class Institutional	$492,315
2,621	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	72,785
9,277	Schwab S&P 500 Index Fund - Class Select	515,150
		1,080,250
	EMERGING MARKET STOCK — 0.2%
590	New World Fund, Inc. - Class F-3	36,095

	EMERGING MARKETS BOND — 1.0%
13,001	Vanguard Emerging Markets Bond Fund, Admiral Shares	264,304

	FOREIGN AGGREGATE BOND — 14.2%
53,639	American Funds Strategic Bond Fund - Class F-3	512,256
234,228	DFA Short Duration Real Return Portfolio - Class Institutional	2,351,651
78,570	Dodge & Cox Global Bond Fund - Class I	769,986
		3,633,893
	FOREIGN BLEND — 0.4%
3,001	Dimensional Global Equity Portfolio - Class Institutional	73,413
1,332	Rainier International Discovery Series - Class Z	26,318
		99,731
	FOREIGN VALUE — 0.3%
5,689	DFA International Value Portfolio - Class Institutional	85,679

	GROWTH BROAD MARKET — 0.2%
1,037	New Perspective Fund - Class R-6	47,255

	GROWTH LARGE CAP — 2.3%
14,539	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	582,866

	GROWTH SMALL CAP — 0.4%
270	Hood River Small-Cap Growth Fund - Class Retirement	12,739
1,026	Vanguard Explorer Fund, Admiral Shares	87,816
		100,555
	HIGH YIELD BOND — 3.6%
16,887	AB High Yield Portfolio - Class Advisor	136,110
89,673	American High-Income Trust - Class F-3	794,503
		930,613
	INFLATION PROTECTED — 1.5%
18,922	AB Bond Inflation Strategy Portfolio - Class Advisor	193,000
16,665	Lord Abbett Inflation Focused Fund - Class F	190,812
		383,812

34
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE LARGE CAP — 1.8%
6,516	Vanguard Windsor Fund, Admiral Shares	$450,028
	Total Mutual Funds
	(Cost $13,964,310)	12,291,786

	MONEY MARKET FUNDS — 5.4%
1,375,409	Gabelli U.S. Treasury Money Market Fund - Class AAA, 2.52%[2]	1,375,409
16,740	Goldman Sachs Financial Square Government Fund - Institutional Class, 2.88%[2]	16,740
	Money Market Funds
	(Cost $1,392,149)	1,392,149
	TOTAL INVESTMENTS — 100.2%
	(Cost $29,115,493)	25,679,374
	Liabilities in Excess of Other Assets — (0.2)%	(41,555)
	TOTAL NET ASSETS — 100.0%	$25,637,819

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of September 30, 2022.

See Notes to Financial Statements

35
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SUMMARY OF INVESTMENTS

As of September 30, 2022

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Foreign Aggregate Bond	14.2%
Bank Loans	9.8%
Aggregate Bond	8.1%
Blend Large Cap	4.2%
High Yield Bond	3.6%
Growth Large Cap	2.3%
Value Large Cap	1.8%
Inflation Protected	1.5%
Emerging Markets Bond	1.0%
Growth Small Cap	0.4%
Foreign Blend	0.4%
Foreign Value	0.3%
Growth Broad Market	0.2%
Emerging Market Stock	0.2%
Total Mutual Funds	48.0%
Exchange-Traded Funds
Large-cap	13.7%
Corporate	11.0%
Aggregate Bond	9.2%
Precious Metals	3.1%
Mid-cap	2.6%
International	1.5%
Inflation Protected	1.5%
Emerging Markets Bond	1.0%
Small-cap	0.6%
Emerging Markets	0.5%
Thematic	0.4%
Global	0.3%
Total Exchange-Traded Funds	45.4%
Exchange-Traded Notes
Industrial Metals	1.4%
Money Market Funds	5.4%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See Notes to Financial Statements

36
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

COMPARISON OF $10,000 INVESTMENT IN

THE E-VALUATOR MODERATE (50%-70%) RMS FUND

SERVICE CLASS SHARES VS. THE S&P 500® INDEX

AS OF SEPTEMBER 30, 2022 (UNAUDITED)

Past performance is not predictive of future performance

	Total Return	Average Annual Return

	One Year Ended 9/30/2022	5 Years Ended 9/30/2022	10 Years Ended 9/30/2022*

The E-Valuator Moderate (50%-70%) RMS Fund- Service:	-15.72%	3.23%	5.73%
The E-Valuator Moderate (50%-70%) RMS Fund- R4:	-16.00%	2.94%	5.41%
S&P 500® Index:	-15.47%	9.24%	11.70%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

37
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2022

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 47.1%
	CORPORATE — 8.2%
176,231	Franklin Senior Loan ETF	$4,055,939
112,385	iShares Inflation Hedged Corporate Bond ETF	2,712,063
26,715	iShares JP Morgan EM Corporate Bond ETF	1,103,864
139,877	SPDR Portfolio High Yield Bond ETF	3,052,116
9,569	Vanguard Intermediate-Term Corporate Bond ETF	724,182
		11,648,164
	EMERGING MARKETS — 0.9%
17,508	Columbia EM Core ex-China ETF	410,559
19,668	Invesco S&P Emerging Markets Low Volatility ETF	412,831
11,085	Vanguard FTSE Emerging Markets ETF	404,492
		1,227,882
	EMERGING MARKETS BOND — 1.0%
62,205	Invesco BulletShares 2024 USD Emerging Markets Debt ETF	1,478,103

	GLOBAL — 0.7%
17,169	iShares Global 100 ETF	1,021,899

	INFLATION PROTECTED — 2.0%
123,680	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	2,891,638

	INTERNATIONAL — 3.4%
12,671	Cambria Foreign Shareholder Yield ETF	258,635
10,292	iShares MSCI International Small-Cap Multifactor ETF	269,342
44,699	Schwab Fundamental International Large Co. Index ETF	1,124,180
38,825	SPDR Portfolio Developed World ex-US ETF	1,001,685
2,855	Vanguard FTSE All World ex-US Small-Cap ETF	264,972
27,474	Vanguard FTSE Developed Markets ETF	998,955
35,535	WisdomTree Global ex-US Quality Dividend Growth Fund	976,857
		4,894,626
	LARGE-CAP — 20.8%
83,225	Franklin U.S. Core Dividend Tilt Index ETF	2,371,080
2,415	Invesco QQQ Trust Series 1	645,433
12,770	Invesco Russell 1000 Equal Weight ETF	471,724
49,560	Invesco S&P 500 GARP ETF	3,708,575
63,827	Schwab Fundamental U.S. Large Co. Index ETF	3,048,377
124,903	Schwab U.S. Dividend Equity ETF	8,297,306
67,133	Schwab U.S. Large-Cap Growth ETF	3,746,693
28,955	SPDR Russell 1000 Yield Focus ETF	2,412,531
39,115	Vanguard Value ETF	4,829,920
		29,531,639

38
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	MID-CAP — 4.5%
17,013	Invesco S&P MidCap 400 Pure Value ETF	$1,356,281
1,963	Invesco S&P MidCap Momentum ETF	136,959
53,995	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	4,125,537
4,556	Vanguard Mid-Cap Growth ETF	776,980
		6,395,757
	PRECIOUS METALS — 3.8%
144,320	abrdn Silver ETF Trust*	2,636,727
87,874	iShares Gold Trust*	2,770,667
		5,407,394
	SMALL-CAP — 1.1%
14,206	Dimensional U.S. Small Cap ETF	660,863
24,231	JPMorgan Diversified Return U.S. Small Cap Equity ETF	857,293
		1,518,156
	THEMATIC — 0.7%
42,774	Global X U.S. Infrastructure Development ETF	986,369

	Total Exchange-Traded Funds
	(Cost $77,522,607)	67,001,627
	EXCHANGE-TRADED NOTES — 1.7%
	INDUSTRIAL METALS — 1.7%
144,480	iPath Series B Bloomberg Copper Subindex Total Return ETN*1	2,453,270
	Total Exchange-Traded Notes
	(Cost $3,307,361)	2,453,270
	MUTUAL FUNDS — 45.2%
	AGGREGATE BOND — 4.7%
25,991	Allspring Core Plus Bond Fund - Class R6	286,941
205,217	Bond Fund of America - Class F-3	2,304,592
—2	Columbia Bond Fund - Class I3	—3
213,968	Federated Hermes Total Return Bond Fund - Class R6	2,013,443
121,535	Vanguard Core Bond Fund, Admiral Shares	2,153,596
		6,758,572
	BANK LOANS — 7.7%
450,910	Credit Suisse Floating Rate High Income Fund - Class I	2,777,605
456,975	Fidelity Advisor Floating Rate High Income Fund	4,067,081
454,354	T Rowe Price Institutional Floating Rate Fund - Institutional Class	4,125,531
		10,970,217
	BLEND LARGE CAP — 5.5%
120,054	DFA U.S. Large Co. Portfolio - Class Institutional	3,060,169
25,300	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	702,575

39
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP (Continued)
74,083	Schwab S&P 500 Index Fund - Class Select	$4,113,818
		7,876,562
	EMERGING MARKET STOCK — 0.3%
6,404	New World Fund, Inc. - Class F-3	391,798

	EMERGING MARKETS BOND — 0.8%
52,948	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,076,441

	FOREIGN AGGREGATE BOND — 10.1%
210,163	American Funds Strategic Bond Fund - Class F-3	2,007,060
—[2]	Delaware Diversified Income Fund - Class R6	—[3]
884,031	DFA Short Duration Real Return Portfolio - Class Institutional	8,875,667
356,233	Dodge & Cox Global Bond Fund - Class I	3,491,079
		14,373,806
	FOREIGN BLEND — 0.9%
42,033	Dimensional Global Equity Portfolio - Class Institutional	1,028,137
10,052	Rainier International Discovery Series - Class Z	198,637
		1,226,774
	FOREIGN VALUE — 0.7%
66,274	DFA International Value Portfolio - Class Institutional	998,085

	GROWTH BROAD MARKET — 0.9%
27,543	New Perspective Fund - Class R-6	1,254,849

	GROWTH LARGE CAP — 2.5%
89,727	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	3,597,175

	GROWTH SMALL CAP — 0.7%
2,869	Hood River Small-Cap Growth Fund - Class Retirement	135,316
9,979	Vanguard Explorer Fund, Admiral Shares	854,108
		989,424
	HIGH YIELD BOND — 4.3%
192,844	AB High Yield Portfolio - Class Advisor	1,554,319
514,362	American High-Income Trust - Class F-3	4,557,251
		6,111,570
	INFLATION PROTECTED — 2.0%
141,212	AB Bond Inflation Strategy Portfolio - Class Advisor	1,440,362
124,578	Lord Abbett Inflation Focused Fund - Class F	1,426,418
		2,866,780

40
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE LARGE CAP — 3.4%
69,601	Vanguard Windsor Fund, Admiral Shares	$4,806,676

	VALUE MID CAP — 0.7%
40,396	DFA U.S. Targeted Value Portfolio - Class Institutional	1,022,834

	Total Mutual Funds
	(Cost $71,178,240)	64,321,563

	MONEY MARKET FUNDS — 6.1%
7,698,546	Gabelli U.S. Treasury Money Market Fund - Class AAA, 2.52%[4]	7,698,546
1,013,606	Goldman Sachs Financial Square Government Fund - Institutional Class, 2.88%[4]	1,013,606

	Money Market Funds
	(Cost $8,712,152)	8,712,152

	TOTAL INVESTMENTS — 100.1%
	(Cost $160,720,360)	142,488,612
	Liabilities in Excess of Other Assets — (0.1)%	(122,755)

	TOTAL NET ASSETS — 100.0%	$142,365,857

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Amount represents less than 0.5 shares.
[3]Amount represents less than $0.50.
[4]Effective 7 day yield as of September 30, 2022.

See Notes to Financial Statements

41
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SUMMARY OF INVESTMENTS

As of September 30, 2022

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Foreign Aggregate Bond	10.1%
Bank Loans	7.7%
Blend Large Cap	5.5%
Aggregate Bond	4.7%
High Yield Bond	4.3%
Value Large Cap	3.4%
Growth Large Cap	2.5%
Inflation Protected	2.0%
Growth Broad Market	0.9%
Foreign Blend	0.9%
Emerging Markets Bond	0.8%
Value Mid Cap	0.7%
Foreign Value	0.7%
Growth Small Cap	0.7%
Emerging Market Stock	0.3%
Total Mutual Funds	45.2%
Exchange-Traded Funds
Large-cap	20.8%
Corporate	8.2%
Mid-cap	4.5%
Precious Metals	3.8%
International	3.4%
Inflation Protected	2.0%
Small-cap	1.1%
Emerging Markets Bond	1.0%
Emerging Markets	0.9%
Global	0.7%
Thematic	0.7%
Total Exchange-Traded Funds	47.1%
Exchange-Traded Notes
Industrial Metals	1.7%
Money Market Funds	6.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See Notes to Financial Statements

42
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

COMPARISON OF $10,000 INVESTMENT IN

THE E-VALUATOR GROWTH (70%-85%) RMS FUND

SERVICE CLASS SHARES VS. THE S&P 500® INDEX

AS OF SEPTEMBER 30, 2022 (unaudited)

Past performance is not predictive of future performance

	Total Return	Average Annual Return

	One Year Ended 9/30/2022	5 Years Ended 9/30/2022	10 Years Ended 9/30/2022*

The E-Valuator Growth (70%-85%) RMS Fund- Service:	-17.95%	3.80%	7.06%
The E-Valuator Growth (70%-85%) RMS Fund- R4:	-18.24%	3.49%	6.71%
S&P 500® Index:	-15.47%	9.24%	11.70%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

43
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 55.7%
	CORPORATE — 6.1%
160,077	Franklin Senior Loan ETF	$3,684,156
134,306	iShares Inflation Hedged Corporate Bond ETF	3,241,059
28,509	iShares JP Morgan EM Corporate Bond ETF	1,177,992
208,219	SPDR Portfolio High Yield Bond ETF	4,543,338
15,248	Vanguard Intermediate-Term Corporate Bond ETF	1,153,969
		13,800,514
	EMERGING MARKETS — 0.9%
26,212	Columbia EM Core ex-China ETF	614,666
31,339	Invesco S&P Emerging Markets Low Volatility ETF	657,806
17,664	Vanguard FTSE Emerging Markets ETF	644,559
		1,917,031
	EMERGING MARKETS BOND — 1.1%
99,120	Invesco BulletShares 2024 USD Emerging Markets Debt ETF	2,355,270

	GLOBAL — 2.2%
82,074	iShares Global 100 ETF	4,885,045

	INFLATION PROTECTED — 1.0%
98,536	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	2,303,772

	INTERNATIONAL — 3.1%
30,286	Cambria Foreign Shareholder Yield ETF	618,186
20,499	iShares MSCI International Small-Cap Multifactor ETF	536,459
63,572	Schwab Fundamental International Large Co. Index ETF	1,598,836
61,866	SPDR Portfolio Developed World ex-US ETF	1,596,143
5,666	Vanguard FTSE All World ex-US Small-Cap ETF	525,861
29,223	Vanguard FTSE Developed Markets ETF	1,062,548
37,799	WisdomTree Global ex-US Quality Dividend Growth Fund	1,039,094
		6,977,127
	LARGE-CAP — 28.5%
265,224	Franklin U.S. Core Dividend Tilt Index ETF	7,556,232
7,602	Invesco QQQ Trust Series 1	2,031,711
23,029	Invesco Russell 1000 Equal Weight ETF	850,691
95,933	Invesco S&P 500 GARP ETF	7,178,666
133,795	Schwab Fundamental U.S. Large Co. Index ETF	6,390,049
223,900	Schwab U.S. Dividend Equity ETF	14,873,677
106,809	Schwab U.S. Large-Cap Growth ETF	5,961,010
58,924	SPDR Russell 1000 Yield Focus ETF	4,909,548
115,748	Vanguard Value ETF	14,292,563
		64,044,147

44
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	MID-CAP — 6.1%
33,816	Invesco S&P MidCap 400 Pure Value ETF	$2,695,822
3,097	Invesco S&P MidCap Momentum ETF	216,078
121,028	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	9,247,253
8,615	Vanguard Mid-Cap Growth ETF	1,469,202
		13,628,355
	PRECIOUS METALS — 4.4%
268,359	abrdn Silver ETF Trust*	4,902,919
157,731	iShares Gold Trust*	4,973,258
		9,876,177
	SMALL-CAP — 1.4%
19,428	Dimensional U.S. Small Cap ETF	903,791
63,398	JPMorgan Diversified Return U.S. Small Cap Equity ETF	2,243,021
		3,146,812
	THEMATIC — 0.9%
91,617	Global X U.S. Infrastructure Development ETF	2,112,688

	Total Exchange-Traded Funds
	(Cost $142,663,297)	125,046,938
	EXCHANGE-TRADED NOTES — 1.8%
	INDUSTRIAL METALS — 1.8%
232,940	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	3,955,321
	Total Exchange-Traded Notes
	(Cost $5,264,283)	3,955,321

	MUTUAL FUNDS — 37.1%
	AGGREGATE BOND — 2.9%
167,876	Allspring Core Plus Bond Fund - Class R6	1,853,353
108,217	Bond Fund of America - Class F-3	1,215,272
182,345	Federated Hermes Total Return Bond Fund - Class R6	1,715,864
100,930	Vanguard Core Bond Fund, Admiral Shares	1,793,478
		6,577,967
	BANK LOANS — 5.2%
561,350	Credit Suisse Floating Rate High Income Fund - Class I	3,457,914
486,363	Fidelity Advisor Floating Rate High Income Fund	4,328,632
413,877	T Rowe Price Institutional Floating Rate Fund - Institutional Class	3,758,005
		11,544,551
	BLEND LARGE CAP — 6.1%
214,467	DFA U.S. Large Co. Portfolio - Class Institutional	5,466,757
20,081	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	557,658
138,497	Schwab S&P 500 Index Fund - Class Select	7,690,741
		13,715,156

45
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	EMERGING MARKET STOCK — 0.0%
233	New World Fund, Inc. - Class F-3	$14,272
	EMERGING MARKETS BOND — 0.5%
56,632	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,157,937

	FOREIGN AGGREGATE BOND — 1.8%
179,398	American Funds Strategic Bond Fund - Class F-3	1,713,251
247,213	Dodge & Cox Global Bond Fund - Class I	2,422,686
		4,135,937
	FOREIGN BLEND — 2.4%
200,010	Dimensional Global Equity Portfolio - Class Institutional	4,892,236
26,729	Rainier International Discovery Series - Class Z	528,172
		5,420,408
	FOREIGN GROWTH — 0.0%
—[2]	WCM International Small Cap Growth Fund - Class Institutional	—[3]

	FOREIGN VALUE — 0.7%
103,920	DFA International Value Portfolio - Class Institutional	1,565,034

	GROWTH BROAD MARKET — 2.2%
108,923	New Perspective Fund - Class R-6	4,962,540

	GROWTH LARGE CAP — 2.9%
162,641	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	6,520,259

	GROWTH SMALL CAP — 1.2%
9,551	Hood River Small-Cap Growth Fund - Class Retirement	450,535
25,889	Vanguard Explorer Fund, Admiral Shares	2,215,862
		2,666,397
	HIGH YIELD BOND — 2.1%
149,715	AB High Yield Portfolio - Class Advisor	1,206,702
387,088	American High-Income Trust - Class F-3	3,446,177
		4,652,879
	INFLATION PROTECTED — 2.0%
225,008	AB Bond Inflation Strategy Portfolio - Class Advisor	2,295,085
198,398	Lord Abbett Inflation Focused Fund - Class F	2,271,662
		4,566,747
	VALUE LARGE CAP — 5.9%
190,466	Vanguard Windsor Fund, Admiral Shares	13,153,574

46
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 1.2%
106,871	DFA U.S. Targeted Value Portfolio - Class Institutional	$2,705,986
	Total Mutual Funds
	(Cost $92,863,505)	83,359,644

	MONEY MARKET FUNDS — 5.2%
9,813,785	Gabelli U.S. Treasury Money Market Fund - Class AAA, 2.52%[4]	9,813,785
1,822,114	Goldman Sachs Financial Square Government Fund - Institutional Class, 2.88%[4]	1,822,114
	Money Market Funds
	(Cost $11,635,899)	11,635,899
	TOTAL INVESTMENTS — 99.8%
	(Cost $252,426,984)	223,997,802
	Other Assets in Excess of Liabilities — 0.2%	424,165
	TOTAL NET ASSETS — 100.0%	$224,421,967

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Amount represents less than 0.5 shares.
[3]Amount represents less than $0.50.
[4]Effective 7 day yield as of September 30, 2022.

See Notes to Financial Statements

47
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SUMMARY OF INVESTMENTS

As of September 30, 2022

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Blend Large Cap	6.1%
Value Large Cap	5.9%
Bank Loans	5.2%
Aggregate Bond	2.9%
Growth Large Cap	2.9%
Foreign Blend	2.4%
Growth Broad Market	2.2%
High Yield Bond	2.1%
Inflation Protected	2.0%
Foreign Aggregate Bond	1.8%
Value Mid Cap	1.2%
Growth Small Cap	1.2%
Foreign Value	0.7%
Emerging Markets Bond	0.5%
Emerging Market Stock	0.0%
Foreign Growth	0.0%
Total Mutual Funds	37.1%
Exchange-Traded Funds
Large-cap	28.5%
Corporate	6.1%
Mid-cap	6.1%
Precious Metals	4.4%
International	3.1%
Global	2.2%
Small-cap	1.4%
Emerging Markets Bond	1.1%
Inflation Protected	1.0%
Thematic	0.9%
Emerging Markets	0.9%
Total Exchange-Traded Funds	55.7%
Exchange-Traded Notes
Industrial Metals	1.8%
Money Market Funds	5.2%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See Notes to Financial Statements

48
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

COMPARISON OF $10,000 INVESTMENT IN

THE E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND

SERVICE CLASS SHARES VS. THE S&P 500® INDEX

AS OF SEPTEMBER 30, 2022 (unaudited)

Past performance is not predictive of future performance

	Total Return	Average Annual Return

	One Year Ended 9/30/2022	5 Years Ended 9/30/2022	10 Years Ended 9/30/2022*

The E-Valuator Aggressive Growth (85%-99%) RMS Fund- Service:	-19.05%	3.81%	7.40%
The E-Valuator Aggressive Growth (85%-99%) RMS Fund- R4:	-19.34%	3.49%	6.97%
S&P 500® Index:	-15.47%	9.24%	11.70%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

49
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2022

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 58.3%
	CORPORATE — 3.9%
112,139	Franklin Senior Loan ETF	$2,580,868
42,518	iShares Inflation Hedged Corporate Bond ETF	1,026,040
8,130	iShares JP Morgan EM Corporate Bond ETF	335,932
64,209	SPDR Portfolio High Yield Bond ETF	1,401,040
		5,343,880
	EMERGING MARKETS — 1.2%
22,483	Columbia EM Core ex-China ETF	527,222
25,256	Invesco S&P Emerging Markets Low Volatility ETF	530,123
14,235	Vanguard FTSE Emerging Markets ETF	519,435
		1,576,780
	GLOBAL — 2.4%
55,118	iShares Global 100 ETF	3,280,623

	INFLATION PROTECTED — 0.5%
29,778	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	696,210

	INTERNATIONAL — 3.8%
28,507	Cambria Foreign Shareholder Yield ETF	581,874
14,868	iShares MSCI International Small-Cap Multifactor ETF	389,096
52,349	Schwab Fundamental International Large Co. Index ETF	1,316,577
30,565	SPDR Portfolio Developed World ex-US ETF	788,577
4,209	Vanguard FTSE All World ex-US Small-Cap ETF	390,637
23,430	Vanguard FTSE Developed Markets ETF	851,915
30,305	WisdomTree Global ex-US Quality Dividend Growth Fund	833,084
		5,151,760
	LARGE-CAP — 34.3%
229,006	Franklin U.S. Core Dividend Tilt Index ETF	6,524,381
4,672	Invesco QQQ Trust Series 1	1,248,639
17,191	Invesco Russell 1000 Equal Weight ETF	635,036
105,758	Invesco S&P 500 GARP ETF	7,913,871
109,280	Schwab Fundamental U.S. Large Co. Index ETF	5,219,213
130,315	Schwab U.S. Dividend Equity ETF	8,656,825
70,478	Schwab U.S. Large-Cap Growth ETF	3,933,377
54,100	SPDR Russell 1000 Yield Focus ETF	4,507,612
64,578	Vanguard Value ETF	7,974,091
		46,613,045
	MID-CAP — 5.5%
5,033	Invesco S&P MidCap 400 Pure Value ETF	401,233
4,069	Invesco S&P MidCap Momentum ETF	283,894
67,278	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	5,140,436

50
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	MID-CAP (Continued)
9,611	Vanguard Mid-Cap Growth ETF	$1,639,060
		7,464,623
	PRECIOUS METALS — 4.6%
171,196	abrdn Silver ETF Trust*	3,127,751
97,775	iShares Gold Trust*	3,082,846
		6,210,597
	SMALL-CAP — 1.1%
11,363	Dimensional U.S. Small Cap ETF	528,607
28,757	JPMorgan Diversified Return U.S. Small Cap Equity ETF	1,017,422
		1,546,029
	THEMATIC — 1.0%
57,210	Global X U.S. Infrastructure Development ETF	1,319,263

	Total Exchange-Traded Funds
	(Cost $89,672,530)	79,202,810
	EXCHANGE-TRADED NOTES — 2.1%
	INDUSTRIAL METALS — 2.1%
169,794	iPath Series B Bloomberg Copper Subindex Total Return ETN*1	2,883,102
	Total Exchange-Traded Notes
	(Cost $3,838,882)	2,883,102

	MUTUAL FUNDS — 34.0%
	AGGREGATE BOND — 0.8%
62,298	Vanguard Core Bond Fund, Admiral Shares	1,103,913

	BLEND LARGE CAP — 12.6%
259,040	DFA U.S. Large Co. Portfolio - Class Institutional	6,602,941
95,557	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	2,653,630
142,698	Schwab S&P 500 Index Fund - Class Select	7,924,001
		17,180,572
	EMERGING MARKET STOCK — 0.4%
8,305	New World Fund, Inc. - Class F-3	508,095

	EMERGING MARKETS BOND — 0.5%
32,454	Vanguard Emerging Markets Bond Fund, Admiral Shares	659,780

	FOREIGN AGGREGATE BOND — 1.3%
108,430	American Funds Strategic Bond Fund - Class F-3	1,035,509
75,034	Dodge & Cox Global Bond Fund - Class I	735,328
		1,770,837
	FOREIGN BLEND — 2.7%
134,284	Dimensional Global Equity Portfolio - Class Institutional	3,284,576

51
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN BLEND (Continued)
19,928	Rainier International Discovery Series - Class Z	$393,779
		3,678,355
	FOREIGN VALUE — 0.6%
51,383	DFA International Value Portfolio - Class Institutional	773,835

	GROWTH BROAD MARKET — 1.5%
43,604	New Perspective Fund - Class R-6	1,986,607

	GROWTH LARGE CAP — 2.5%
83,485	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	3,346,921

	GROWTH SMALL CAP — 1.7%
7,672	Hood River Small-Cap Growth Fund - Class Retirement	361,887
23,021	Vanguard Explorer Fund, Admiral Shares	1,970,331
		2,332,218
	INFLATION PROTECTED — 1.0%
67,999	AB Bond Inflation Strategy Portfolio - Class Advisor	693,588
61,199	Lord Abbett Inflation Focused Fund - Class F	700,730
		1,394,318
	VALUE LARGE CAP — 6.0%
118,705	Vanguard Windsor Fund, Admiral Shares	8,197,765

	VALUE MID CAP — 2.4%
127,677	DFA U.S. Targeted Value Portfolio - Class Institutional	3,232,781

	Total Mutual Funds
	(Cost $52,993,348)	46,165,997

	MONEY MARKET FUNDS — 5.6%
4,448,766	Gabelli U.S. Treasury Money Market Fund - Class AAA, 2.52%[2]	4,448,766
3,139,108	Goldman Sachs Financial Square Government Fund - Institutional Class, 2.88%[2]	3,139,108

	Money Market Funds
	(Cost $7,587,874)	7,587,874

	TOTAL INVESTMENTS — 100.0%
	(Cost $154,092,634)	135,839,783
	Liabilities in Excess of Other Assets — (0.0)%	(26,286)

	TOTAL NET ASSETS — 100.0%	$135,813,497

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of September 30, 2022.

See Notes to Financial Statements

52
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SUMMARY OF INVESTMENTS

As of September 30, 2022

Security Type/Fund Objective	Percent of Total Net Assets
Exchange-Traded Funds
Large-cap	34.3%
Mid-cap	5.5%
Precious Metals	4.6%
Corporate	3.9%
International	3.8%
Global	2.4%
Emerging Markets	1.2%
Small-cap	1.1%
Thematic	1.0%
Inflation Protected	0.5%
Total Exchange-Traded Funds	58.3%
Mutual Funds
Blend Large Cap	12.6%
Value Large Cap	6.0%
Foreign Blend	2.7%
Growth Large Cap	2.5%
Value Mid Cap	2.4%
Growth Small Cap	1.7%
Growth Broad Market	1.5%
Foreign Aggregate Bond	1.3%
Inflation Protected	1.0%
Aggregate Bond	0.8%
Foreign Value	0.6%
Emerging Markets Bond	0.5%
Emerging Market Stock	0.4%
Total Mutual Funds	34.0%
Exchange-Traded Notes
Industrial Metals	2.1%
Money Market Funds	5.6%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

53
ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2022

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Assets:
Investments, at cost	$25,094,902	$61,851,932	$29,115,493	$160,720,360	$252,426,984	$154,092,634
Investments, at value	23,647,825	56,135,341	25,679,374	142,488,612	223,997,802	135,839,783
Receivables:
Fund shares sold	5,428	14,748	16,701	68,803	500,791	97,491
Dividends and interest	22,634	20,143	2,457	16,573	99,795	21,937
Prepaid expenses	4,705	8,720	4,654	22,134	31,414	20,015
Total assets	23,680,592	56,178,952	25,703,186	142,596,122	224,629,802	135,979,226
Liabilities:
Payables:
Fund shares redeemed	-	10,345	25,075	110,544	42,534	65,532
Investment advisory fees	6,776	18,071	6,258	46,543	73,849	44,569
Shareholder servicing fees (Note 2)	3,618	3,118	1,718	7,830	7,550	695
Distribution fees (Note 2)	3,071	-	971	8,792	8,769	2,794
Fund services fees	8,259	11,473	10,214	20,752	28,518	17,126
Audit and tax fees	15,500	15,502	15,500	15,494	15,499	15,502
Printing fees	277	1,004	324	3,497	5,418	2,639
Other accrued expenses	4,955	7,405	5,307	16,813	25,698	16,872
Total liabilities	42,456	66,918	65,367	230,265	207,835	165,729
Net Assets	$23,638,136	$56,112,034	$25,637,819	$142,365,857	$224,421,967	$135,813,497
Components of Net Assets:
Paid-in capital	$26,089,346	$64,145,806	$29,824,180	$167,064,265	$261,426,038	$158,017,539
Accumulated deficit	(2,451,210)	(8,033,772)	(4,186,361)	(24,698,408)	(37,004,071)	(22,204,042)
Net Assets	$23,638,136	$56,112,034	$25,637,819	$142,365,857	$224,421,967	$135,813,497
Maximum Offering Price per Share:
Service Class Shares:
Net assets applicable to shares outstanding	$10,855,051	$40,751,569	$17,677,241	$107,043,103	$187,753,032	$123,096,140
Shares of beneficial interest issued and outstanding	1,172,518	4,554,284	1,966,949	12,283,317	21,111,356	12,458,681
Net asset value, offering and redemption price per share	$9.26	$8.95	$8.99	$8.71	$8.89	$9.88
Class R4 Shares:
Net assets applicable to shares outstanding	$12,783,085	$15,360,465	$7,960,578	$35,322,754	$36,668,935	$12,717,357
Shares of beneficial interest issued and outstanding	1,359,182	1,711,163	866,451	4,057,004	4,092,980	1,286,387
Net asset value, offering and redemption price per share	$9.40	$8.98	$9.19	$8.71	$8.96	$9.89

See Notes to Financial Statements

54
ANNUAL REPORT

Statements of Operations

For the Year Ended September 30, 2022

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Investment income:
Dividends	$638,022	$1,818,674	$878,820	$5,279,740	$7,793,857	$3,904,449
Interest	11,434	18,520	5,461	29,413	45,501	25,736
Total investment income	649,456	1,837,194	884,281	5,309,153	7,839,358	3,930,185
Expenses:
Contractual investment advisory fees (Note 2)	114,905	281,990	136,229	774,147	1,203,287	695,663
Shareholder servicing fees R4 (Note 2)	20,617	24,327	13,364	61,980	64,260	20,916
Distribution fees - Class R4 (Note 2)	34,365	40,533	22,273	103,236	107,046	34,849
Fund accounting and administration fees (Note 2)	31,556	57,125	34,793	132,548	198,329	120,539
Transfer agent fees and expenses (Note 2)	13,799	15,091	14,203	17,914	20,121	17,456
Custody fees	12,439	15,454	15,432	32,275	35,233	18,991
Audit and tax fees	15,500	15,501	15,500	15,904	15,499	15,502
Legal fees	10,477	24,740	12,398	68,587	106,128	60,872
Filing and registration fees	9,067	12,660	10,121	22,826	31,554	23,751
Offering costs (Note 1)	7,768	8,654	7,704	12,649	16,034	11,729
Trustee fees	3,194	7,851	3,824	21,603	33,770	19,460
Insurance fees	1,955	5,636	2,354	15,672	23,879	13,625
Chief Compliance Officer fees	1,317	3,225	1,570	8,990	13,904	7,966
Printing fees	204	381	201	1,107	1,646	864
Other expenses	15,257	16,895	15,509	21,523	25,226	19,704
Total expenses	292,420	530,063	305,475	1,310,961	1,895,916	1,081,887
Advisory fee waivers (Note 2)	(33,164)	(43,865)	(31,703)	(120,423)	(187,178)	(108,214)
Net expenses	259,256	486,198	273,772	1,190,538	1,708,738	973,673
Net investment income	390,200	1,350,996	610,509	4,118,615	6,130,620	2,956,512
Realized and Unrealized Loss:
Net realized gain (loss) on:
Investments	(1,106,095)	(2,349,721)	(420,757)	(3,199,758)	(5,432,892)	(3,457,189)
Distributions of long-term realized gains from regulated investment companies	57,924	368,036	272,890	2,252,514	4,745,169	2,952,970
Net realized loss	(1,048,171)	(1,981,685)	(147,867)	(947,244)	(687,723)	(504,219)
Net change in unrealized appreciation/depreciation on:
Investments	(1,579,710)	(6,652,048)	(4,487,130)	(30,534,126)	(54,715,480)	(33,888,265)
Net change in unrealized appreciation/depreciation	(1,579,710)	(6,652,048)	(4,487,130)	(30,534,126)	(54,715,480)	(33,888,265)
Net realized and unrealized loss	(2,627,881)	(8,633,733)	(4,634,997)	(31,481,370)	(55,403,203)	(34,392,484)
Net Decrease in Net Assets from Operations	$(2,237,681)	$(7,282,737)	$(4,024,488)	$(27,362,755)	$(49,272,583)	$(31,435,972)

See Notes to Financial Statements

55
ANNUAL REPORT

Statements of Changes in Net Assets

For the Year Ended September 30, 2022

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021[1]	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021[1]	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$390,200	$278,474	$1,350,996	$1,097,799	$610,509	$400,730
Net realized gain (loss) on investments and securities sold short	(1,048,171)	1,378,819	(1,981,685)	6,471,563	(147,867)	3,230,423
Net change in unrealized appreciation/depreciation on investments	(1,579,710)	(828,587)	(6,652,048)	(2,619,561)	(4,487,130)	(881,171)
Net increase (decrease) in net assets resulting from operations	(2,237,681)	828,706	(7,282,737)	4,949,801	(4,024,488)	2,749,982
Distributions to Shareholders:
Distributions:
Service Class	(801,307)	(109,147)	(6,330,411)	(767,656)	(2,934,536)	(262,999)
Class R4	(828,126)	(103,267)	(1,995,406)	(268,894)	(1,048,949)	(33,727)
Total distributions to shareholders	(1,629,433)	(212,414)	(8,325,817)	(1,036,550)	(3,983,485)	(296,726)
Capital Transactions:
Net proceeds from shares sold:
Service Class	5,380,004	9,577,337	8,265,641	18,067,917	3,406,346	9,322,714
Class R4	5,913,334	5,290,340	3,932,466	4,400,481	3,389,920	4,543,540
Reinvestment of distributions:
Service Class	762,127	109,147	6,330,411	767,656	2,934,536	262,999
Class R4	828,127	103,185	1,995,407	268,894	1,048,949	33,727
Cost of shares redeemed:
Service Class	(5,085,833)	(6,126,209)	(11,846,843)	(15,210,818)	(6,633,782)	(6,584,803)
Class R4	(4,633,138)	(3,166,997)	(3,825,480)	(3,609,849)	(2,204,469)	(892,340)
Net increase in net assets from capital transactions	3,164,621	5,786,803	4,851,602	4,684,281	1,941,500	6,685,837
Total increase (decrease) in net assets	(702,493)	6,403,095	(10,756,952)	8,597,532	(6,066,473)	9,139,093
Net Assets:
Beginning of period	24,340,629	17,937,534	66,868,986	58,271,454	31,704,292	22,565,199
End of period	$23,638,136	$24,340,629	$56,112,034	$66,868,986	$25,637,819	$31,704,292
Capital Share Transactions:
Shares sold:
Service Class	522,222	887,194	808,116	1,565,217	318,805	798,203
Class R4	580,934	482,298	398,878	385,430	311,714	384,426
Shares reinvested:
Service Class	75,112	10,258	614,782	69,471	275,958	23,661
Class R4	80,178	9,545	193,103	24,268	96,388	2,972
Shares redeemed:
Service Class	(498,278)	(566,048)	(1,181,622)	(1,327,766)	(636,763)	(565,838)
Class R4	(463,022)	(289,152)	(377,347)	(316,196)	(216,084)	(74,605)
Net increase in capital share transactions	297,146	534,095	455,910	400,424	150,018	568,819

[1]	With the Plan of Reorganization with respect to the E-Valuator Funds, Service Class shareholders and R4 Class shareholders received Service Class shares, and R4 Class shares, respectively, of the newly formed E-Valuator Funds, effective as of the close of business on May 21, 2021. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements

56
ANNUAL REPORT

Statements of Changes in Net Assets - Continued

For the Year Ended September 30, 2022

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021[1]	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021[1]	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$4,118,615	$2,518,839	$6,130,620	$2,980,442	$2,956,512	$1,084,254
Net realized gain (loss) on investments and securities sold short	(947,244)	29,459,741	(687,723)	43,510,962	(504,219)	22,834,594
Net change in unrealized appreciation/depreciation on investments	(30,534,126)	(4,833,418)	(54,715,480)	486,290	(33,888,265)	3,138,144
Net increase (decrease) in net assets resulting from operations	(27,362,755)	27,145,162	(49,272,583)	46,977,694	(31,435,972)	27,056,992
Distributions to Shareholders:
Distributions:
Service Class	(26,961,964)	(5,092,144)	(44,361,668)	(13,105,844)	(24,243,461)	(3,670,478)
Class R4	(8,241,603)	(1,207,140)	(8,209,785)	(1,678,147)	(2,385,150)	(341,992)
Total distributions to shareholders	(35,203,567)	(6,299,284)	(52,571,453)	(14,783,991)	(26,628,611)	(4,012,470)
Capital Transactions:
Net proceeds from shares sold:
Service Class	18,165,038	34,209,471	28,455,123	32,731,010	32,362,136	36,434,640
Class R4	5,609,405	11,949,858	5,854,007	14,267,520	4,323,705	5,075,180
Reinvestment of distributions:
Service Class	26,961,964	5,092,144	44,361,668	13,105,844	24,243,461	3,670,478
Class R4	8,237,127	1,207,140	8,209,785	1,678,147	2,385,149	341,992
Cost of shares redeemed:
Service Class	(37,668,835)	(43,663,741)	(40,993,027)	(48,033,285)	(21,443,832)	(25,578,611)
Class R4	(8,443,248)	(5,026,760)	(5,974,443)	(3,416,959)	(2,094,945)	(3,604,447)
Net increase in net assets from capital transactions	12,861,451	3,768,112	39,913,113	10,332,277	39,775,674	16,339,232
Total increase (decrease) in net assets	(49,704,871)	24,613,990	(61,930,923)	42,525,980	(18,288,909)	39,383,754
Net Assets:
Beginning of period	192,070,728	167,456,738	286,352,890	243,826,910	154,102,406	114,718,652
End of period	$142,365,857	$192,070,728	$224,421,967	$286,352,890	$135,813,497	$154,102,406
Capital Share Transactions:
Shares sold:
Service Class	1,741,103	2,758,018	2,612,228	2,504,566	2,603,964	2,558,803
Class R4	524,444	944,961	515,679	1,076,806	345,835	352,483
Shares reinvested:
Service Class	2,500,101	435,598	3,908,434	1,094,891	1,879,079	283,654
Class R4	764,105	103,263	716,911	139,265	184,651	26,388
Shares redeemed:
Service Class	(3,538,556)	(3,469,039)	(3,701,287)	(3,672,137)	(1,716,518)	(1,775,313)
Class R4	(787,278)	(399,852)	(524,752)	(259,153)	(167,317)	(245,135)
Net increase in capital share transactions	1,203,919	372,949	3,527,213	884,238	3,129,694	1,200,880

[1]	With the Plan of Reorganization with respect to the E-Valuator Funds, Service Class shareholders and R4 Class shareholders received Service Class shares, and R4 Class shares, respectively, of the newly formed E-Valuator Funds, effective as of the close of business on May 21, 2021. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements

57
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.82	$10.47	$10.39	$10.51	$10.55
Income from Investment Operations:
Net investment income[1]	0.17	0.15	0.23	0.27	0.29
Net realized and unrealized gain (loss)	(1.00)	0.34	0.16	0.11	0.01
Total from investment operations	(0.83)	0.49	0.39	0.38	0.30
Less Distributions:
From net investment income	(0.23)	(0.12)	(0.31)	(0.39)	(0.26)
From net realized gain	(0.50)	(0.02)	-	(0.11)	(0.08)
Total distributions	(0.73)	(0.14)	(0.31)	(0.50)	(0.34)
Net asset value, end of period	$9.26	$10.82	$10.47	$10.39	$10.51
Total return	(8.23)%	4.66%	3.81%	4.02%	2.84%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,855	$11,613	$7,772	$6,156	$10,420
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.93%	1.10%	1.11%	0.93%	0.90%
After fees waived and expenses absorbed[2]	0.80%	0.82%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.74%	1.51%	2.26%	2.69%	2.78%
Portfolio turnover rate	118%[4]	287%	303%	319%	389%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

58
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.96	$10.61	$10.49	$10.48	$10.53
Income from Investment Operations:
Net investment income[1]	0.14	0.13	0.21	0.24	0.27
Net realized and unrealized gain (loss)	(1.03)	0.33	0.15	0.14	-
Total from investment operations	(0.89)	0.46	0.36	0.38	0.27
Less Distributions:
From net investment income	(0.17)	(0.09)	(0.24)	(0.26)	(0.24)
From net realized gain	(0.50)	(0.02)	-	(0.11)	(0.08)
Total distributions	(0.67)	(0.11)	(0.24)	(0.37)	(0.32)
Net asset value, end of period	$9.40	$10.96	$10.61	$10.49	$10.48
Total return	(8.63)%	4.29%	3.55%	3.92%	2.58%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,783	$12,728	$10,166	$8,802	$5,802
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.33%	1.44%	1.31%	1.17%	1.17%
After fees waived and expenses absorbed[2]	1.20%	1.11%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.34%	1.22%	2.01%	2.40%	2.62%
Portfolio turnover rate	118%[4]	287%	303%	319%	389%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

59
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.51	$10.76	$10.60	$10.91	$10.84
Income from Investment Operations:
Net investment income[1]	0.23	0.20	0.20	0.28	0.29
Net realized and unrealized gain (loss)	(1.35)	0.74	0.35	0.06	0.30
Total from investment operations	(1.12)	0.94	0.55	0.34	0.59
Less Distributions:
From net investment income	(0.37)	-	(0.38)	(0.33)	(0.30)
From net realized gain	(1.07)	(0.19)	(0.01)	(0.32)	(0.22)
Total distributions	(1.44)	(0.19)	(0.39)	(0.65)	(0.52)
Net asset value, end of period	$8.95	$11.51	$10.76	$10.60	$10.91
Total return	(11.19)%	8.83%	5.36%	3.81%	5.57%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,752	$49,648	$43,116	$45,488	$47,832
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.74%	0.86%	0.94%	0.76%	0.71%
After fees waived and expenses absorbed[2]	0.67%	0.74%	0.80%	0.69%	0.64%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.26%	1.78%	1.94%	2.74%	2.68%
Portfolio turnover rate	117%[4]	296%	329%	354%	322%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

60
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.51	$10.80	$10.64	$10.91	$10.82
Income from Investment Operations:
Net investment income[1]	0.19	0.16	0.18	0.25	0.27
Net realized and unrealized gain (loss)	(1.35)	0.74	0.34	0.08	0.30
Total from investment operations	(1.16)	0.90	0.52	0.33	0.57
Less Distributions:
From net investment income	(0.30)	-	(0.35)	(0.28)	(0.26)
From net realized gain	(1.07)	(0.19)	(0.01)	(0.32)	(0.22)
Total distributions	(1.37)	(0.19)	(0.36)	(0.60)	(0.48)
Net asset value, end of period	$8.98	$11.51	$10.80	$10.64	$10.91
Total return	(11.56)%	8.42%	5.01%	3.66%	5.34%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,360	$17,221	$15,155	$12,638	$12,016
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.14%	1.27%	1.16%	1.01%	0.97%
After fees waived and expenses absorbed[2]	1.07%	1.15%	1.05%	0.94%	0.90%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.86%	1.37%	1.70%	2.47%	2.44%
Portfolio turnover rate	117%[4]	296%	329%	354%	322%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

61
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.76	$10.64	$10.15	$10.61	$11.01
Income from Investment Operations:
Net investment income[1]	0.22	0.18	0.17	0.20	0.15
Net realized and unrealized gain (loss)	(1.52)	1.09	0.45	0.01	0.25
Total from investment operations	(1.30)	1.27	0.62	0.21	0.40
Less Distributions:
From net investment income	(0.33)	(0.15)	(0.13)	(0.12)	(0.38)
From net realized gain	(1.14)	-	-	(0.55)	(0.42)
Total distributions	(1.47)	(0.15)	(0.13)	(0.67)	(0.80)
Net asset value, end of period	$8.99	$11.76	$10.64	$10.15	$10.61
Total return	(12.94)%	12.01%	6.20%	2.77%	3.66%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,677	$23,630	$18,658	$13,059	$12,684
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.89%	0.97%	1.09%	0.97%	0.81%
After fees waived and expenses absorbed[2]	0.79%	0.78%	0.80%	0.80%	0.73%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.13%	1.56%	1.66%	2.07%	1.43%
Portfolio turnover rate	114%[4]	273%	280%	329%	237%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

62
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.97	$10.80	$10.27	$10.70	$11.03
Income from Investment Operations:
Net investment income[1]	0.18	0.14	0.15	0.17	0.12
Net realized and unrealized gain (loss)	(1.56)	1.11	0.50	0.03	0.28
Total from investment operations	(1.38)	1.25	0.65	0.20	0.40
Less Distributions:
From net investment income	(0.26)	(0.08)	(0.12)	(0.08)	(0.31)
From net realized gain	(1.14)	-	-	(0.55)	(0.42)
Total distributions	(1.40)	(0.08)	(0.12)	(0.63)	(0.73)
Net asset value, end of period	$9.19	$11.97	$10.80	$10.27	$10.70
Total return	(13.30)%	11.65%	6.39%	2.58%	3.56%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,961	$8,074	$3,907	$915	$1,046
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.29%	1.33%	1.33%	1.22%	1.09%
After fees waived and expenses absorbed[2]	1.19%	1.14%	1.05%	1.05%	1.01%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.73%	1.20%	1.45%	1.75%	1.14%
Portfolio turnover rate	114%[4]	273%	280%	329%	237%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

63
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.70	$11.34	$10.76	$11.75	$11.52
Income from Investment Operations:
Net investment income[1]	0.26	0.18	0.16	0.20	0.20
Net realized and unrealized gain (loss)	(1.82)	1.60	0.71	(0.22)	0.86
Total from investment operations	(1.56)	1.78	0.87	(0.02)	1.06
Less Distributions:
From net investment income	(0.41)	-	(0.29)	(0.24)	(0.22)
From net realized gain	(2.02)	(0.42)	-	(0.73)	(0.61)
Total distributions	(2.43)	(0.42)	(0.29)	(0.97)	(0.83)
Net asset value, end of period	$8.71	$12.70	$11.34	$10.76	$11.75
Total return	(15.72)%	15.98%	8.17%	1.09%	9.61%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$107,043	$147,069	$134,479	$145,402	$151,866
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.67%	0.77%	0.90%	0.70%	0.67%
After fees waived and expenses absorbed[2]	0.60%	0.70%	0.80%	0.63%	0.59%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.49%	1.41%	1.50%	1.95%	1.75%
Portfolio turnover rate	128%[4]	272%	334%	316%	303%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

64
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.66	$11.34	$10.78	$11.74	$11.50
Income from Investment Operations:
Net investment income[1]	0.22	0.13	0.13	0.18	0.18
Net realized and unrealized gain (loss)	(1.82)	1.61	0.71	(0.21)	0.84
Total from investment operations	(1.60)	1.74	0.84	(0.03)	1.02
Less Distributions:
From net investment income	(0.33)	-	(0.28)	(0.20)	(0.17)
From net realized gain	(2.02)	(0.42)	-	(0.73)	(0.61)
Total distributions	(2.35)	(0.42)	(0.28)	(0.93)	(0.78)
Net asset value, end of period	$8.71	$12.66	$11.34	$10.78	$11.74
Total return	(16.00)%	15.62%	7.88%	0.95%	9.28%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,323	$45,002	$32,978	$28,568	$26,455
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.07%	1.15%	1.11%	0.95%	0.94%
After fees waived and expenses absorbed[2]	1.00%	1.08%	1.05%	0.88%	0.86%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.09%	1.03%	1.24%	1.67%	1.52%
Portfolio turnover rate	128%[4]	272%	334%	316%	303%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

65
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$13.20	$11.72	$10.67	$11.95	$11.90
Income from Investment Operations:
Net investment income[1]	0.26	0.14	0.13	0.17	0.16
Net realized and unrealized gain (loss)	(2.11)	2.06	1.08	(0.41)	1.08
Total from investment operations	(1.85)	2.20	1.21	(0.24)	1.24
Less Distributions:
From net investment income	(0.38)	(0.07)	(0.16)	(0.19)	(0.20)
From net realized gain	(2.08)	(0.65)	-	(0.85)	(0.99)
Total distributions	(2.46)	(0.72)	(0.16)	(1.04)	(1.19)
Net asset value, end of period	$8.89	$13.20	$11.72	$10.67	$11.95
Total return	(17.95)%	19.40%	11.49%	(0.62)%	11.02%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$187,753	$241,493	$215,221	$206,037	$226,003
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.65%	0.75%	0.89%	0.69%	0.66%
After fees waived and expenses absorbed[2]	0.58%	0.70%	0.80%	0.62%	0.58%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.36%	1.11%	1.23%	1.67%	1.34%
Portfolio turnover rate	110%[4]	236%	351%	313%	285%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

66
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$13.25	$11.78	$10.70	$11.98	$11.89
Income from Investment Operations:
Net investment income[1]	0.22	0.10	0.11	0.14	0.13
Net realized and unrealized gain (loss)	(2.13)	2.06	1.09	(0.42)	1.09
Total from investment operations	(1.91)	2.16	1.20	(0.28)	1.22
Less Distributions:
From net investment income	(0.30)	(0.04)	(0.12)	(0.15)	(0.14)
From net realized gain	(2.08)	(0.65)	-	(0.85)	(0.99)
Total distributions	(2.38)	(0.69)	(0.12)	(1.00)	(1.13)
Net asset value, end of period	$8.96	$13.25	$11.78	$10.70	$11.98
Total return	(18.24)%	18.90%	11.30%	(0.95)%	10.78%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,669	$44,860	$28,606	$25,928	$23,370
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.05%	1.13%	1.10%	0.96%	0.93%
After fees waived and expenses absorbed[2]	0.98%	1.08%	1.03%	0.89%	0.86%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.96%	0.73%	1.00%	1.37%	1.09%
Portfolio turnover rate	110%[4]	236%	351%	313%	285%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

67
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.52	$12.18	$11.08	$12.30	$12.12
Income from Investment Operations:
Net investment income[1]	0.24	0.11	0.11	0.14	0.11
Net realized and unrealized gain (loss)	(2.45)	2.66	1.10	(0.56)	1.22
Total from investment operations	(2.21)	2.77	1.21	(0.42)	1.33
Less Distributions:
From net investment income	(0.33)	(0.11)	(0.05)	(0.13)	(0.16)
From net realized gain	(2.10)	(0.32)	(0.06)	(0.67)	(0.99)
Total distributions	(2.43)	(0.43)	(0.11)	(0.80)	(1.15)
Net asset value, end of period	$9.88	$14.52	$12.18	$11.08	$12.30
Total return	(19.05)%	23.12%	11.01%	(2.27)%	11.51%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$123,096	$140,726	$105,095	$82,222	$78,594
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.66%	0.77%	0.90%	0.72%	0.69%
After fees waived and expenses absorbed[2]	0.59%	0.72%	0.80%	0.65%	0.61%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.95%	0.76%	1.01%	1.27%	0.93%
Portfolio turnover rate	87%[4]	231%	326%	282%	298%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

68
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.49	$12.19	$11.09	$12.30	$12.12
Income from Investment Operations:
Net investment income[1]	0.19	0.06	0.09	0.11	0.08
Net realized and unrealized gain (loss)	(2.45)	2.65	1.10	(0.55)	1.21
Total from investment operations	(2.26)	2.71	1.19	(0.44)	1.29
Less Distributions:
From net investment income	(0.24)	(0.09)	(0.03)	(0.10)	(0.12)
From net realized gain	(2.10)	(0.32)	(0.06)	(0.67)	(0.99)
Total distributions	(2.34)	(0.41)	(0.09)	(0.77)	(1.11)
Net asset value, end of period	$9.89	$14.49	$12.19	$11.09	$12.30
Total return	(19.34)%	22.60%	10.74%	(2.47)%	11.12%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,717	$13,376	$9,624	$9,582	$10,818
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.06%	1.13%	1.11%	0.98%	0.95%
After fees waived and expenses absorbed[2]	0.99%	1.07%	1.05%	0.91%	0.87%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.55%	0.40%	0.79%	1.03%	0.70%
Portfolio turnover rate	87%[4]	231%	326%	282%	298%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

69
ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2022

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

E-Valuator Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 10, 2020 and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (each a “Fund” and collectively, “Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds commenced operations on May 26, 2016. Note that prior to March 27, 2017, R4 Class Shares and Service Class Shares were named Investor Class Shares and Institutional Class Shares, respectively. Effective after the close of business on May 21, 2021, the Very Conservative Fund, Conservative Fund, Conservative/Moderate Fund, Moderate Fund, Growth Fund and Aggressive Growth Fund each acquired the assets of the corresponding series of the same name of World Funds Trust (each a “Predecessor Fund” and collectively, the “Predecessor Funds”), in exchange for shares of the Fund and the assumption by the Fund of the liabilities of the Predecessor Fund (the “Reorganizations”). The purpose of the Reorganizations was to consolidate all of the portfolios advised by Systelligence, LLC (the “Adviser”) into a standalone trust. As a result of the Reorganizations, each Fund is the accounting successor of the corresponding Predecessor Fund. As accounting successor, the operating history of the Predecessor Fund will be used for financial reporting purposes.

The Reorganizations were accomplished by a tax-free exchange in which each shareholder of the Funds received the same aggregate share net asset value. For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds were carried forward to align ongoing reporting of the Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganization, the Shares Issued, Net Assets, Accumulated undistributed net realized gain (loss) on investments, Accumulated undistributed net investment income and Unrealized appreciation on investments were as followed:

	Shares Issued	Net Assets	Accumulated undistributed net investment income	Accumulated net realized gain on investments	Unrealized appreciation on investments
Very Conservative			162,240	978,673	338,984
Service Class	972,708	$10,480,392
R4 Class	966,076	10,561,700

Conservative			749,963	5,065,292	1,664,482
Service Class	4,345,839	49,719,004
R4 Class	1,482,465	16,984,922

Conservative/Moderate			253,048	1,961,034	1,519,466
Service Class	1,770,357	20,647,756
R4 Class	601,812	7,155,363

Moderate			1,738,449	19,021,545	17,882,914
Service Class	11,911,702	150,511,701
R4 Class	3,283,598	41,408,046

Growth			2,113,946	28,253,159	35,635,722
Service Class	18,845,874	247,725,983
R4 Class	3,088,335	40,807,814

Aggressive Growth			734,812	14,512,357	21,844,003
Service Class	9,975,711	144,627,192
R4 Class	1,069,152	15,487,050

70
ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2022

The investment objectives of the Funds are as follows:

Fund	Objective

Very Conservative	to provide income and, as a secondary objective, stability of principal.

Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.

Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Aggressive Growth	to provide growth of principal within the stated asset allocation range.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Each Fund’s securities are valued at current market prices. The Funds invest exclusively in exchange traded funds and mutual funds traded on US exchanges. Investments in securities traded on national securities exchanges or reported on the NASDAQ National Market System (“NMS”) are valued at the last reported sale price on the principal exchange as determined by an independent pricing agent. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Listed securities or securities reported on the NASDAQ NMS for which no sales are reported on a given date may be valued at the last quoted bid price obtained from an independent pricing agent. Investments in securities traded in the over-the-counter market (other than NASDAQ NMS securities) are valued at the mean of the last quoted bid and ask price obtained from an independent pricing agent. Shares of mutual funds are valued at their net asset value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board.

Pursuant to Rule 2a-5, the Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices (or net asset value for mutual funds) are unavailable or determined to be unreliable. The Board of the Trust has appointed the investment adviser as valuation designee with responsibility for making fair value determinations in accordance with Rule 2a-5 in accordance with the Trust’s procedures. Since most of the Funds’ investments are shares of exchange-traded funds traded on U.S. securities exchanges, or shares of open-end mutual funds it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the valuation designee believes accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

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September 30, 2022

Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2022, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3
Very Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$11,133,806	$-	$-	$11,133,806
Exchange-Traded Notes	64,982	-	-	64,982
Mutual Funds	10,558,698	-	-	10,558,698
Money Market Funds	1,890,339	-	-	1,890,339
Total Investments	$23,647,825	$-	$-	$23,647,825

	Level 1	Level 2	Level 3
Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$22,679,730	$-	$-	$22,679,730
Exchange-Traded Notes	553,633	-	-	553,633
Mutual Funds	28,359,002	-	-	28,359,002
Money Market Funds	4,542,976	-	-	4,542,976
Total Investments	$56,135,341	$-	$-	$56,135,341

	Level 1	Level 2	Level 3
Conservative/Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$11,641,729	$-	$-	$11,641,729
Exchange-Traded Notes	353,710	-	-	353,710
Mutual Funds	12,291,786	-	-	12,291,786
Money Market Funds	1,392,149	-	-	1,392,149
Total Investments	$25,679,374	$-	$-	$25,679,374

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NOTES TO FINANCIAL STATEMENTS

September 30, 2022

	Level 1	Level 2	Level 3
Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$67,001,627	$-	$-	$67,001,627
Exchange-Traded Notes	2,453,270	-	-	2,453,270
Mutual Funds	64,321,563	-	-	64,321,563
Money Market Funds	8,712,152	-	-	8,712,152
Total Investments	$142,488,612	$-	$-	$142,488,612

	Level 1	Level 2	Level 3
Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$125,046,938	$-	$-	$125,046,938
Exchange-Traded Notes	3,955,321	-	-	3,955,321
Mutual Funds	83,359,644	-	-	83,359,644
Money Market Funds	11,635,899	-	-	11,635,899
Total Investments	$223,997,802	$-	$-	$223,997,802

	Level 1	Level 2	Level 3
Aggressive Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$79,202,810	$-	$-	$79,202,810
Exchange-Traded Notes	2,883,102	-	-	2,883,102
Mutual Funds	46,165,997	-	-	46,165,997
Money Market Funds	7,587,874	-	-	7,587,874
Total Investments	$135,839,783	$-	$-	$135,839,783

*Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex- dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Organizational and Offering Costs

The Adviser has agreed to advance the Fund’s organizational costs and offering costs. Organizational costs are expensed as incurred and are subject to recoupment by the Adviser in accordance with the Fund’s expense limitation agreement discussed in Note 4. Offering costs, which are also subject to the Fund’s expense limitation agreement and discussed in Note 4, are amortized to expense over twelve months on a straight-line basis.

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of Trustees and the Fund’s seed audit costs. Offering costs consist of the costs of preparing, reviewing and filing with the SEC the Fund’s registration statement, the costs of preparing, reviewing and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering.

For the year ended September 30, 2022, the aggregate amount of the offering costs are disclosed on the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS

September 30, 2022

Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2019.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of September 30, 2022, there are no permanent adjustments affecting the components of net assets.

Distribution to Shareholders

Dividends from net investment income, if any, are declared and paid semi-annually for the Funds. The Funds intend to distribute annually any net capital gains. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

Each Fund offers two classes of shares: R4 Class Shares and Service Class Shares (named Investor Class Shares and Institutional Class Shares, respectively, prior to March 27, 2017). Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees, state registration fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

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NOTES TO FINANCIAL STATEMENTS

September 30, 2022

NOTE 2 — INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Adviser”) provides investment advisory services for an annual fee equal to 0.45% of the average daily net assets of each Fund. Effective February 1, 2018, the Adviser has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2023. Management waiver is not subject to recoupment.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, Shareholder Servicing Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2023. The terms of the expense limitation agreement permit the Adviser to recoup fees and expense previously waived however the Adviser currently is voluntarily waiving its right to such recoupment of fees. During the year ended September 30, 2022, none of the waived expenses have been recouped by the Adviser.

For the year ended September 30, 2022, the Adviser earned and waived management fees as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$114,905	$(33,164)	$81,741
Conservative	281,990	(43,865)	238,125
Conservative/Moderate	136,229	(31,703)	104,526
Moderate	774,147	(120,423)	653,724
Growth	1,203,287	(187,178)	1,016,109
Aggressive Growth	695,663	(108,214)	587,449

The total amounts of recoverable reimbursements for the Funds as of September 30, 2022 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates

Fund	2023	2024	2025	Total
Very Conservative	$44,360	$63,501	33,164	$141,025
Conservative	76,974	79,544	43,865	200,383
Conservative/Moderate	51,412	52,587	31,703	135,702
Moderate	161,433	132,748	120,423	414,604
Growth	199,093	158,027	187,178	544,298
Aggressive Growth	99,672	84,031	108,214	291,917

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NOTES TO FINANCIAL STATEMENTS

September 30, 2022

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of its R4 Class Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

For the year ended September 30, 2022, the distribution fees incurred by each Funds’ R4 shares are disclosed on the Statements of Operations.

Each of the Funds has adopted a shareholder services plan (the “Plan”) with respect to its R4 Class Shares. Under the Plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended September 30, 2022, the Plan’s fees incurred by each Fund are disclosed on the Statements of Operations.

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2022 are reported on the Statement of Operations.

A trustee and certain officers of the Trust are officers at UMBFS and the Adviser.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding short-term investments for the year ended September 30, 2022, were as follows:

Fund	Purchases	Sales	Securities sold short	Cover short securities
Very Conservative	$30,464,179	$27,480,608	$-	$-
Conservative	69,855,966	72,954,165	-	-
Conservative/Moderate	33,206,316	33,045,697	-	-
Moderate	213,035,603	231,046,560	-	-
Growth	283,613,284	285,851,465	-	-
Aggressive Growth	148,547,961	128,783,398	-	-

NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex- dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP

The tax character of distributions during the year ended September 30, 2022 and the year ended September 30, 2021 were as follows:

	Year ended September 30, 2022
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$1,280,649	$6,417,474	$2,475,031	$22,918,662	$35,427,988	$18,342,036
Realized gains	348,784	1,908,343	1,508,454	12,284,905	17,143,465	8,286,575
	$1,629,433	$8,325,817	$3,983,485	$35,203,567	$52,571,453	$26,628,611

	Year ended September 30, 2021
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$180,418	$309,585	$296,726	$3,136,786	$6,830,484	$2,409,742
Realized gains	31,996	726,965	-	3,162,498	7,953,507	1,602,728
	$212,414	$1,036,550	$296,726	$6,299,284	$14,783,991	$4,012,470

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NOTES TO FINANCIAL STATEMENTS

September 30, 2022

As of September 30, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Undistributed ordinary income	$137,408	$298,204	$134,410	$-	$-	$-
Undistributed long-term capital gains	-	-	-	989,597	1,560,214	520,182
Accumulated earnings	$137,408	$298,204	$134,410	$989,597	$1,560,214	$520,182
Distributions payable	-	-	-	-	-	-
Accumulated capital, other losses, and differences in securities treatments	(1,048,382)	(2,436,184)	(820,970)	(6,496,012)	(8,770,282)	(3,850,843)
Unrealized appreciation/(depreciation)	(1,540,236)	(5,895,792)	(3,499,801)	(19,191,993)	(29,794,003)	(18,873,381)
Total accumulated earnings/(deficit)	$(2,451,210)	$(8,033,772)	$(4,186,361)	$(24,698,408)	$(37,004,071)	$(22,204,042)

As of September 30, 2022 the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds had $1,048,382, $2,436,184, $820,970, $6,496,012, $8,770,282 and $3,850,843, respectively, of post-October losses which are deferred until the following fiscal year for tax purposes. Net capital loss incurred after October 31, and within the taxable year are deemed to rise on the first day of the fund's next taxable year.

Cost of securities for Federal Income Tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Tax cost	$25,188,061	$62,031,133	$29,179,175	$161,680,605	$253,791,805	$154,713,164
Tax unrealized appreciation	15,912	48,557	12,818	1,109,011	3,509,155	2,693,544
Tax unrealized (depreciation)	(1,556,148)	(5,944,349)	(3,512,619)	(20,301,004)	(33,303,158)	(21,566,925)
Net unrealized appreciation/(depreciation)	$(1,540,236)	$(5,895,792)	$(3,499,801)	$(19,191,993)	$(29,794,003)	$(18,873,381)

The difference between book basis and cost basis net unrealized appreciation (depreciation) is attributable primarily to wash sales and grantor trusts.

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NOTES TO FINANCIAL STATEMENTS

September 30, 2022

NOTE 5 – INVESTEMENTS IN OTHER REGISTERES INVESTEMENT COMPANIES

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 of the 1940 Act permits the Fund to invest in other investment companies beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with such investment companies.

NOTE 6 — MARKET DISRUPTION AND GEOPOLITICAL RISKS

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

NOTE 7 — NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022.

NOTE 8 — BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2022, for the benefit of its shareholders, Fringe Benefits OMNI IRA., held 53.5%, 27.3% and 30.6% of the total shares outstanding Very Conservative, Conservative and Conservative/Moderate, respectfully.

NOTE 9 — SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statements of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund and The E-Valuator Aggressive Growth (85%-99%) RMS Fund and Board of Trustees of E-Valuator Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (the “Funds”), each a series of E-Valuator Funds Trust, as of September 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 29, 2022

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SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (855) 621-9877. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name and Year of Birth	Position(s) Held with Trust(1)	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gerald F. Dillenburg 1967	Independent Trustee	Since 2020	Vice President and Chief Compliance Officer AMG Funds, AMG Funds LLC (2016-2020); Chief Compliance Officer and Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-2019); Chief Compliance Officer, (1996-2019) and Sarbanes-Oxley Code of Ethics Compliance Officer (2016-2019), AMG Funds IV; Partner and Chief Compliance Officer (2006-2016), and Chief Financial Officer (2006-2010), Aston Asset Management, LLC; and Chief Operating Officer (2003-2016), Secretary (1996-2015), Chief Financial Officer (1997-2010), and Treasurer (1996-2010), Aston Funds.	6	None

Theresa M. Fredrick 1961	Independent Trustee	Since 2020	Director of Operational Due Diligence, Aurora Investment Management L.L.C. (2010-2017); Formerly, Consultant, Morningstar, Inc. (January 2020-October 2020).	6	None

Louis A. Holland, Jr. 1964	Independent Trustee, Board Chair	Since 2020	President and Chief Financial Officer, CUMOTA LLC (a family office) (since 2008).	6	Board Member, Adams Street Partners (since 2022); Wisconsin Foundation Alumni Association (since 2017); UW-Madison Board of Visitors Letters & Science (since 2016); TNE Management, LLC (since 2013); and MMAR, LLC (since 2019).

(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement, or removal as provided in the Trust’s Declaration of Trust. However, each Independent Trustee is subject to retirement at age seventy-five (75).

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The E-Valuator Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name and Year of Birth	Position(s) Held with Trust(1)	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Kevin R. Miller, 1961	Trustee, President and Principal Executive Officer(2)	Since 2020	Chief Executive Officer and Chief Investment Officer, Systelligence, LLC (since 2016).	6	None

(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement, or removal as provided in the Trust’s Declaration of Trust.

(2)	Mr. Miller is an “interested person” of the Trust, as defined in the 1940 Act, because of his position with the Adviser and/or certain of its affiliates.

Name and Year of Birth	Position(s) Held with Trust(1)	Length of Time Served	Principal Occupation(s) During Past 5 Years
Collin J. Miller, 1988	Vice President and Secretary	Since 2020	President, Systelligence, LLC (since 2016); President, The E-Valuator, LLC (investment advisory software) (since 2013); President, SIIMPL LLC (wealth management platform) (since 2018).
Louis Sagert, 1980	Treasurer and Principal Financial Officer	Since 2020	Lead Administrator and Officer (since 2016) and other positions (2011-2016) at UMB Fund Services, Inc.
Kyle R. Bubeck, 1955 c/o P.O. Box 11550 Overland Park, KS 66207	Chief Compliance Officer	Since 2020	President and Founder of Beacon Compliance Consulting, Inc. (since 2010); CFO and CCO of Trendstar Advisors, LLC (2003 – 2009).

(1)	Each officer serves until his or her resignation, retirement or removal by the Board, or until his or her successor shall have been duly appointed and qualified.

Tax Information

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds designate income dividends of 2.93%, 11.88%, 26.31%, 33.66%, 58.20% and 75.05%, respectively, as qualified dividend income paid during the year ended September 30, 2022.

Long-Term Capital Gains Designation

For the year ended September 30, 2022, the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds designates $348,784, $1,908,343, $1,508,454, $12,284,905, $17,143,465, and $8,286,575, respectively, as a 20% rate gain distribution.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (855) 621-9877or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

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The E-Valuator Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (855) 621-9877 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at (855) 621-9877.

Privacy Notice

The following is a description of the Funds’ polices regarding the disclosure of nonpublic person information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer, or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

●	Information the Funds receive from you or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

●	Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise prove services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply wit federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

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THE E-VALUATOR FUNDS

Fund Expenses (Unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, April 1, 2022 and held for the six months ended September 30, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
	Beginning	Ending	Annualized	During Period
	Account Value	Account Value	Expense	Ended*
	(4/1/22)	(9/30/22)	Ratio	(9/30/22)
Very Conservative
Service Class Actual	$1,000.00	$941.30	0.80%	$3.89
Service Class Hypothetical**	$1,000.00	$1,021.06	0.80%	$4.05
R4 Class Actual	$1,000.00	$938.30	1.20%	$5.83
R4 Class Hypothetical**	$1,000.00	$1,019.05	1.20%	$6.07
Conservative
Service Class Actual	$1,000.00	$908.20	0.68%	$3.27
Service Class Hypothetical**	$1,000.00	$1,021.64	0.68%	$3.46
R4 Class Actual	$1,000.00	$906.60	1.08%	$5.18
R4 Class Hypothetical**	$1,000.00	$1,019.64	1.08%	$5.48
Conservative/Moderate
Service Class Actual	$1,000.00	$883.80	0.80%	$3.78
Service Class Hypothetical**	$1,000.00	$1,021.06	0.80%	$4.06
R4 Class Actual	$1,000.00	$881.60	1.20%	$5.65
R4 Class Hypothetical**	$1,000.00	$1,019.06	1.20%	$6.07
Moderate
Service Class Actual	$1,000.00	$849.70	0.62%	$2.89
Service Class Hypothetical**	$1,000.00	$1,021.94	0.62%	$3.16
R4 Class Actual	$1,000.00	$848.60	1.02%	$4.74
R4 Class Hypothetical**	$1,000.00	$1,019.94	1.02%	$5.18
Growth
Service Class Actual	$1,000.00	$823.90	0.60%	$2.73
Service Class Hypothetical**	$1,000.00	$1,022.07	0.60%	$3.03
R4 Class Actual	$1,000.00	$822.50	1.00%	$4.56
R4 Class Hypothetical**	$1,000.00	$1,020.07	1.00%	$5.05
Aggressive Growth
Service Class Actual	$1,000.00	$807.80	0.61%	$2.78
Service Class Hypothetical**	$1,000.00	$1,022.00	0.61%	$3.11
R4 Class Actual	$1,000.00	$806.20	1.01%	$4.59
R4 Class Hypothetical**	$1,000.00	$1,019.99	1.01%	$5.13

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

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ANNUAL REPORT

THE E-VALUATOR FUNDS

September 30, 2022 Annual Shareholder Report Disclosure -

Annual Report on Trust’s Liquidity Risk Management Program

As required by Rule 22e-4 under the Investment Company Act of 1940, as amended, E-Valuator Funds Trust (the “Funds”) adopted a written liquidity risk management program (“LRMP”) that is designed to assess and manage each Fund’s “liquidity risk,” which is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) approved the designation of the Adviser as the liquidity risk program administrator (“LRMPA”). The Adviser fulfills its duties as LRPMA via a committee consisting of senior officers of the Adviser (the “LRMP Committee”).

Under the LRMP, each Fund’s liquidity risk is managed taking into consideration (i) the Fund’s investment strategy, the liquidity of its portfolio investments, and its short- and long-term cash flow projections, in each case during normal and reasonably foreseeable stressed conditions, (ii) the Fund’s holdings of cash and cash equivalents and access to other funding sources, and (iii) other factors that the LRMPA determines to be material and relevant. The liquidity of portfolio investments is classified, and reclassified as necessary, into one of the following four buckets: highly liquid, moderately liquid, less liquid, and illiquid. The LRMP Committee reviews the classification (or bucketing) of each Fund’s portfolio investments at least monthly. The LRMPA has determined that the Funds are not required to establish a highly liquid investment minimum in light of their investment exclusively in mutual fund and exchange traded funds (ETFs). The LRMP also provides that no Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments.

At least annually, the LRMP Committee prepares a written report that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, and the LRMPA presents the written report to the Board. The LRMPA presented its written report to the Board at the Board’s quarterly meeting on August 23, 2022. The report covered the period of 2021-05-21 through 2022-06-30 (the “Review Period”).

The report stated that during the Review Period, no Fund breached the 15% limit on illiquid investments, there were no significant redemptions impacting liquidity, and no material changes were made to the LRMP. The report concluded that the LRMP is reasonably designed to assess and manage liquidity risk, the liquidity of each Fund is sufficient to meet anticipated redemptions, each Fund continues to qualify as a primarily highly liquid fund based on its holdings if liquid mutual funds and ETFs, and the LRMP has been implemented and operated in an effective manner to achieve the goal of assessing and managing each Fund’s liquidity risk.

There can be no assurance that the LRMP will achieve its objectives under all circumstances in the future. Additional information regarding the risks of investing in the Funds, including liquidity risks, can be found in the Funds’ Prospectus and Statement of Additional Information.

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Important Disclosure Statements

Each Fund's prospectus contains important information about the Funds' investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds' past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds' prospectus by calling 1-800-673-0550. Distributed by UMB Distribution Services, LLC, Milwaukee, WI.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds' Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2022 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

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ANNUAL REPORT

The Evaluator®
Risk Managed Strategy Funds

Investment Adviser:

Systelligence, LLC
7760 France Avenue South, Suite 620
Bloomington, Minnesota 55435

Distributor:

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

Transfer Agent, Fund Accounting and Fund Administration:

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

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(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. Code of Ethics for the Principal Executive and Principal Financial officer is incorporated as an Exhibit.

(b)	As of the end of the period covered by the report, with respect to the Registrant’s Code that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code definition enumerated in paragraph (b) of this Item 2.

(c)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

(a)	The Board of Trustees of the registrant has determined that Gerald Dillenburg, a member of the Board’s audit committee, qualifies as an “audit committee financial expert” as that term is defined in the instructions to Item 3 of Form N-CSR. Mr. Dillenburg is “independent” as that term is defined in the instructions to Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows.

Registrant
FY 2021	$75,000
FY 2022	$75,000

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(b) Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

Registrant
FY 2021	$-
FY 2022	$-
Nature of the fees:	N/A

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows. The services comprising the fees disclosed under this category are tax compliance monitoring and tax filing preparation.

Registrant
FY 2021	$18,000
FY 2022	$18,000
Nature of the fees:	Tax Services

(d) All Other Fees. No fees were billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures

The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) Percentages of Services Approved by the Audit Committee

Registrant
Audit-Related Fees	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f) None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account’s full-time, permanent employees.

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(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant
FY 2021	$-
FY 2022	$-

(h) The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 (a) of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

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(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1)	Code of Ethics for the Principal Executive and Principal Financial Officer subject of the disclosure required by Item 2. is attached herewith.

(a) (2)	Certifications of the Principal Executive Officer and Principle Financial Officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(a) (4)	Not applicable to open-end management investment companies.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

E-Valuators Funds Trust

/s/ Kevin R. Miller
By: Kevin R. Miller
(Principal Executive Officer)
December 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin R. Miller
By: Kevin R. Miller
President
(Principal Executive Officer)
December 6, 2022

/s/ Louis Sagert
By: Louis Sagert
Treasurer
(Principal Financial Officer)
December 6, 2022

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